                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number      811-07342
                                  ----------------------------------------------

                         J.P. Morgan Institutional Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  522 Fifth Avenue, New York,             NY 10036
--------------------------------------------------------------------------------
           (Address of principal executive offices)      (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------
Date of fiscal year end:  December 31, 2004
                        --------------------------------------------------------

Date of reporting period: September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                            JPMORGAN DIVERSIFIED FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN DIVERSIFIED FUND
PORTFOLIO OF INVESTMENTS

As of September  30, 2004  (unaudited)
(Amounts in thousands)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 93.1%

               COMMON STOCKS -- 64.6%
               ADVERTISING -- 0.0% ^
         0^^   ADVO, Inc.                                                                         $             9
         1     aQuantive, Inc. * (l)                                                                            6
         0^^   Catalina Marketing Corp.                                                                         5
         1     R.H. Donnelley Corp. *                                                                          34
         1     SITEL Corp. *                                                                                    2

                                                                                                  ---------------
                                                                                                               56
               AEROSPACE -- 1.1%
         1     Aviall, Inc. *                                                                                  24
         0^^   Curtiss-Wright Corp. (l)                                                                        11
         1     Esterline Technologies Corp. *                                                                  40
         1     HEICO Corp.                                                                                     11
         1     Kaman Corp., Class A (l)                                                                        10
        21     Lockheed Martin Corp.                                                                        1,155
         3     Moog, Inc., Class A *                                                                           98
        15     Northrop Grumman Corp.                                                                         784
         2     Orbital Sciences Corp. * (l)                                                                    22
         0^^   Triumph Group, Inc. *                                                                            1
        28     United Technologies Corp.                                                                    2,637

                                                                                                  ---------------
                                                                                                            4,793
               AGRICULTURAL PRODUCTION/SERVICES -- 0.1%
         0^^   Japan Tobacco, Inc. (Japan) (f)                                                                401
               AIRLINES -- 0.2%
       316     Cathay Pacific Airways LTD (Hong Kong) (f)                                                     542
         0^^   Continental Airlines, Inc., Class B * (l)                                                        1
         3     Delta Air Lines, Inc. * (l)                                                                     10
         3     ExpressJet Holdings, Inc. *                                                                     29
         0^^   FLYi, Inc. * (l)                                                                                 0^^
         2     Mesa Air Group, Inc. * (l)                                                                       8
         0^^   Northwest Airlines Corp. *                                                                       2
         1     Pinnacle Airlines Corp. *                                                                       12
         2     SkyWest, Inc.                                                                                   30

                                                                                                  ---------------
                                                                                                              634
               APPAREL -- 0.6%
         0^^   DHB Industries, Inc. *                                                                           4
        29     Jones Apparel Group, Inc.                                                                    1,037
         1     Kellwood Co.                                                                                    22
         1     Kenneth Cole Productions, Inc., Class A                                                         20
        19     Nike, Inc., Class B                                                                          1,487
         1     Quiksilver, Inc. *                                                                              36
         3     Tommy Hilfiger Corp. (Hong Kong) *                                                              25

                                                                                                  ---------------
                                                                                                            2,631

               APPLIANCES & HOUSEHOLD DURABLES -- 0.0% ^
         1     Furniture Brands International, Inc.                                                            20
         3     Jacuzzi Brands, Inc. *                                                                          27

                                                                                                  ---------------
                                                                                                               47
               AUTOMOTIVE -- 1.1%
         1     ArvinMeritor, Inc.                                                                              26
        48     Ford Motor Co.                                                                                 680
        13     General Motors Corp.                                                                           565
         0^^   Harley-Davidson, Inc.                                                                           12
         1     Hayes Lemmerz International, Inc. *                                                             11
         7     Honda Motor Co., LTD (Japan) (f)                                                               315
        15     Johnson Controls, Inc.                                                                         833
         7     Lear Corp.                                                                                     387
         1     Lithia Motors, Inc., Class A                                                                    16
         3     PACCAR, Inc.                                                                                   194
        15     Peugeot SA (France) (f)                                                                        939
         0^^   Sonic Automotive, Inc. (l)                                                                       8
        15     Suzuki Motor Corp. (Japan) (f)                                                                 251
         1     Tenneco Automotive, Inc. *                                                                      17
        38     TI Automotive LTD (United Kingdom), Class A * (f)                                                0
         1     Tower Automotive, Inc. * (l)                                                                     2
        13     Toyota Motor Corp. (Japan) (f)                                                                 491
         4     Visteon Corp. (l)                                                                               35
         1     Wabash National Corp. *                                                                         16
         0^^   Winnebago Industries, Inc. (l)                                                                   7

                                                                                                  ---------------
                                                                                                            4,805
               BANKING -- 4.6%
         0^^   ABC Bancorp                                                                                      4
         1     Amcore Financial, Inc.                                                                          17
         0^^   AmSouth Bancorp                                                                                  7
         0^^   Bancfirst Corp.                                                                                  6
        43     Bank of America Corp.                                                                        1,847
         1     Bank of the Ozarks, Inc.                                                                        42
         3     BankAtlantic Bancorp, Inc., Class A                                                             60
        33     Bayerische Hypo-und Vereinsbank AG (Germany) * (f)                                             638
        17     BNP Paribas (France) (f)                                                                     1,106
         0^^   Capital Corp of the West (l)                                                                     4
         0^^   Capitol Bancorp LTD (l)                                                                         12
         0^^   Center Financial Corp.                                                                           2
         1     Central Pacific Financial Corp.                                                                 19
         0^^   Chemical Financial Corp.                                                                        15
         0^^   City Holding Co.                                                                                 7
         0^^   City National Corp.                                                                             21
         0^^   Columbia Banking Systems, Inc.                                                                  10
         1     Comerica, Inc.                                                                                  83
         0^^   Commercial Capital Bancorp, Inc.                                                                 7
         3     Community Bank System, Inc. (l)                                                                 83
         0^^   Community Trust Bancorp, Inc.                                                                    9
         2     Corus Bankshares, Inc.                                                                          65

        48     DBS Group Holdings LTD (Singapore) (f)                                                         456
         0^^   Dime Community Bancshares                                                                        7
         3     Doral Financial Corp. (Puerto Rico) (l)                                                        120
         2     EuroBancshares, Inc. (Puerto Rico) *                                                            28
         1     First Bancorp (Puerto Rico)                                                                     43
         3     First Horizon National Corp.                                                                   143
         0^^   First Niagara Financial Group, Inc.                                                              5
         0^^   First Republic Bank                                                                              9
         1     First State Bancorporation                                                                      18
        10     FirstMerit Corp.                                                                               272
         1     Flagstar Bancorp, Inc.                                                                          26
         0^^   Glacier Bancorp, Inc.                                                                           12
         1     Gold Banc Corp., Inc.                                                                           13
         1     Greater Bay Bancorp (l)                                                                         17
         5     GreenPoint Financial Corp.                                                                     217
       112     HSBC Holdings PLC (United Kingdom) (f)                                                       1,787
         1     Hudson River Bancorp                                                                            11
         1     IBERIABANK Corp.                                                                                69
         1     Independent Bank Corp. (l)                                                                      24
         2     Irwin Financial Corp.                                                                           46
        17     KeyCorp                                                                                        550
        17     Kookmin Bank (South Korea), ADR                                                                536
         0^^   Macatawa Bank Corp. (l)                                                                          3
         1     Marshall & Ilsley Corp.                                                                         56
         0^^   MB Financial, Inc.                                                                               8
         7     Mellon Financial Corp.                                                                         194
         0^^   Mercantile Bank Corp.                                                                           14
         0^^   Nara Bancorp, Inc.                                                                               8
         2     NetBank, Inc.                                                                                   16
        18     North Fork Bancorporation, Inc.                                                                782
         1     Oriental Financial Group, Inc. (Puerto Rico) (l)                                                16
         0^^   Peoples Bancorp, Inc.                                                                            5
         1     PrivateBancorp, Inc.                                                                            38
         2     Provident Bancorp, Inc.                                                                         20
         2     R&G Financial Corp. (Puerto Rico), Class B                                                      88
         1     Republic Bancorp, Inc.                                                                          14
         0^^   Republic Bancorp, Inc., Class A                                                                  2
        72     Royal Bank of Scotland Group PLC (United Kingdom) (f)                                        2,085
         0^^   Simmons First National Corp., Class A (l)                                                        5
         0^^   Southwest Bancorp, Inc.                                                                          2
         0^^   State Financial Services Corp., Class A                                                          3
         0^^   Sterling Bancorp (l)                                                                             8
         2     Sterling Bancshares, Inc.                                                                       27
         1     Sterling Financial Corp. *                                                                      20
         1     Summit Bancshares, Inc.                                                                         33
         0^^   Sun Bancorp, Inc. *                                                                              7
         0^^   Taylor Capital Group, Inc.                                                                       2
        67     The Bank of New York Co., Inc.                                                               1,967
         0^^   TriCo Bancshares                                                                                 4
         3     U.S. Bancorp                                                                                    75

        11     UBS AG (Switzerland) (f)                                                                       776
         0^^   Umpqua Holdings Corp.                                                                            7
         3     W Holding Co., Inc. (Puerto Rico)                                                               53
        30     Wachovia Corp.                                                                               1,390
        51     Wells Fargo & Co.                                                                            3,066
         1     West Coast Bancorp                                                                              21
         1     Westamerica Bancorporation                                                                      49
         0^^   Western Sierra Bancorp *                                                                         3
         0^^   Wilshire Bancorp, Inc. *                                                                         9
         0^^   Wintrust Financial Corp.                                                                        17
         4     Zions Bancorporation                                                                           262

                                                                                                  ---------------
                                                                                                           19,628
               BIOTECHNOLOGY -- 0.9%
         1     Abgenix, Inc. *                                                                                  5
         1     Aksys LTD * (l)                                                                                  3
         0^^   Alexion Pharmaceuticals, Inc. *                                                                  5
        39     Amgen, Inc. *                                                                                2,210
         1     Applera Corp. - Celera Genomics Group * (l)                                                      7
         0^^   Ariad Pharmaceuticals, Inc. *                                                                    3
         0^^   Bio-Rad Laboratories, Inc., Class A *                                                            5
         5     Biogen Idec, Inc. *                                                                            306
         1     Cell Genesys, Inc. *                                                                             5
         1     Cytogen Corp. * (l)                                                                             11
         2     Cytokinetics, Inc. *                                                                            21
         0^^   Diversa Corp. *                                                                                  3
         1     Encysive Pharmaceuticals, Inc. *                                                                 9
         1     Enzon Pharmaceuticals, Inc. * (l)                                                               10
         0^^   Exelixis, Inc. * (l)                                                                             2
        13     Genelabs Technologies * (l)                                                                     34
        28     Gilead Sciences, Inc. *                                                                      1,036
         1     Human Genome Sciences, Inc. *                                                                   10
         4     Incyte Corp. * (l)                                                                              36
         1     Integra LifeSciences Holdings Corp. * (l)                                                       16
         1     Maxygen, Inc. *                                                                                  8
         6     Medimmune, Inc. *                                                                              135
         1     Regeneration Technologies, Inc. *                                                               10
         2     Seattle Genetics, Inc. *                                                                        10
         1     Telik, Inc. *                                                                                   23
         1     Transkaryotic Therapies, Inc. *                                                                  9

                                                                                                  ---------------
                                                                                                            3,932
               BROADCASTING/CABLE -- 0.1%
        28     British Sky Broadcasting PLC (United Kingdom) (f)                                              240
         3     Charter Communications, Inc., Class A *                                                          7
         2     EchoStar Communications Corp., Class A *                                                        47
         4     Mediacom Communications Corp., Class A * (l)                                                    27
         0^^   Saga Communications, Inc., Class A *                                                             5
         0^^   Sinclair Broadcast Group, Inc., Class A                                                          2

                                                                                                  ---------------
                                                                                                              328
               BUSINESS SERVICES -- 0.6%
        16     Accenture LTD (Bermuda), Class A *                                                             426

         0^^   Banta Corp.                                                                                      8
        14     Computer Sciences Corp. *                                                                      669
         1     CSG Systems International, Inc. * (l)                                                            9
         1     Digital River, Inc. * (l)                                                                       15
         1     Dollar Thrifty Automotive Group, Inc. *                                                         24
        27     First Data Corp.                                                                             1,175
         2     Gartner, Inc., Class A * (l)                                                                    23
         0^^   Gevity HR, Inc. (l)                                                                              2
         1     Harris Interactive, Inc. *                                                                       4
         1     Heidrick & Struggles International, Inc. *                                                      26
         1     Labor Ready, Inc. *                                                                             17
         0^^   Metris Companies, Inc. *                                                                         4
         1     Navigant Consulting, Inc. *                                                                     26
         1     PDI, Inc. * (l)                                                                                 13
         1     Pre-Paid Legal Services, Inc. * (l)                                                             15
         1     Quanta Services, Inc. *                                                                          3
         3     Spherion Corp. *                                                                                20
         6     SunGard Data Systems, Inc. *                                                                   138
         2     TeleTech Holdings, Inc. * (l)                                                                   18
         1     Tyler Technologies, Inc. *                                                                       4
         1     Valassis Communications, Inc. *                                                                 15

                                                                                                  ---------------
                                                                                                            2,654

               CHEMICALS -- 1.7%
         0^^   Aceto Corp.                                                                                      3
        18     Air Products & Chemicals, Inc.                                                                 968
         1     Albemarle Corp.                                                                                 21
         7     BASF AG (Germany) (f)                                                                          388
        26     Bayer AG (Germany) (f)                                                                         723
         1     Cabot Microelectronics Corp. * (l)                                                              22
         1     Cytec Industries, Inc.                                                                          24
         2     Eastman Chemical Co.                                                                            90
         1     FMC Corp. *                                                                                     29
         2     Georgia Gulf Corp.                                                                              67
         0^^   HB Fuller Co.                                                                                    3
         1     Hercules, Inc. *                                                                                20
         2     IMC Global, Inc. *                                                                              31
         0^^   Kronos Worldwide, Inc.                                                                           8
        73     Mitsui Chemicals, Inc. (Japan) (f)                                                             361
         1     NewMarket Corp. *                                                                               10
         1     Octel Corp. (United Kingdom)                                                                    13
         0^^   OM Group, Inc. *                                                                                11
         2     PolyOne Corp. *                                                                                 16
        46     Praxair, Inc.                                                                                1,979
        43     Reliance Industries LTD (India), GDR, #                                                      1,017
         3     Rohm & Haas Co.                                                                                120
        31     The Dow Chemical Co.                                                                         1,387
         1     W.R. Grace & Co. * (l)                                                                          10

                                                                                                  ---------------
                                                                                                            7,321
               COMPUTER NETWORKS -- 0.8%
         2     Adaptec, Inc. *                                                                                 16
         1     Anixter International, Inc. (l)                                                                 49

         1     Black Box Corp.                                                                                 22
         4     Brocade Communications Systems, Inc. *                                                          20
       166     Cisco Systems, Inc. *                                                                        2,998
         1     Factset Research Systems, Inc. (l)                                                              29
         8     Juniper Networks, Inc. *                                                                       182
         1     SafeNet, Inc. *                                                                                 16

                                                                                                  ---------------
                                                                                                            3,332
               COMPUTER SOFTWARE -- 2.5%
         1     Ariba, Inc. *                                                                                    5
         1     Ascential Software Corp. *                                                                       8
         1     Aspen Technology, Inc. * (l)                                                                     6
         1     Atari, Inc. *                                                                                    1
         1     CACI International, Inc., Class A *                                                             33
         0^^   Cerner Corp. * (l)                                                                              17
         2     Ciber, Inc. *                                                                                   14
         2     Computer Programs & Systems, Inc.                                                               31
         0^^   Datastream Systems, Inc. *                                                                       1
         1     Dendrite International, Inc. *                                                                  11
         0^^   DSP Group, Inc. *                                                                                8
         1     E.piphany, Inc. *                                                                                4
         0^^   Echelon Corp. *                                                                                  3
         3     Electronic Arts, Inc. *                                                                        115
         1     EPIQ Systems, Inc. *                                                                             8
         0^^   FileNet Corp. *                                                                                  5
         1     Hyperion Solutions Corp. *                                                                      27
         1     Informatica Corp. *                                                                              4
         1     Intergraph Corp. *                                                                              22
         1     JDA Software Group, Inc. *                                                                       6
         0^^   Kronos, Inc. * (l)                                                                               9
         1     Lexar Media, Inc. * (l)                                                                          7
         1     Magma Design Automation, Inc. *                                                                  9
         1     Manhattan Associates, Inc. *                                                                    12
         1     ManTech International Corp., Class A * (l)                                                      26
         0^^   Manugistics Group, Inc. * (l)                                                                    1
         0^^   MAPICS, Inc. *                                                                                   4
         1     Mentor Graphics Corp. * (l)                                                                     13
         2     Mercury Interactive Corp. *                                                                     77
       236     Microsoft Corp.                                                                              6,532
         0^^   MicroStrategy, Inc., Class A *                                                                   4
         1     MRO Software, Inc. * (l)                                                                         7
       238     Oracle Corp. *                                                                               2,681
         0^^   PalmSource, Inc. * (l)                                                                           4
         5     Parametric Technology Corp. *                                                                   24
         0^^   Pegasystems, Inc. * (l)                                                                          2
         1     Per-Se Technologies, Inc. * (l)                                                                 18
         1     Perot Systems Corp., Class A *                                                                  22
         1     Progress Software Corp. *                                                                       28
         0^^   Quality Systems, Inc. *                                                                          5
         0^^   Quest Software, Inc. *                                                                           3
         1     Retek, Inc. *                                                                                    3
         2     Secure Computing Corp. *                                                                        17

         0^^   SPSS, Inc. * (l)                                                                                 1
         0^^   SRA International, Inc., Class A * (l)                                                          10
         0^^   SS&C Technologies, Inc.                                                                          2
         0^^   Stratasys, Inc. *                                                                                3
        23     Take-Two Interactive Software, Inc. * (l)                                                      740
         0^^   TALX Corp.                                                                                       5
         0^^   TradeStation Group, Inc. *                                                                       1
         1     Transaction Systems Architects, Inc., Class A *                                                 13
         7     VERITAS Software Corp. *                                                                       128
         0^^   webMethods, Inc. *                                                                               2
         1     Wind River Systems, Inc. *                                                                      16

                                                                                                  ---------------
                                                                                                           10,758
               COMPUTERS/COMPUTER HARDWARE -- 2.0%
         1     Advanced Digital Information Corp. *                                                             5
         1     Agilysys, Inc. (l)                                                                              24
        79     Dell, Inc. *                                                                                 2,819
         0^^   Dot Hill Systems Corp. *                                                                         3
         0^^   Electronics for Imaging, Inc. * (l)                                                              4
       149     Fujitsu LTD (Japan) (f)                                                                        861
         1     Gateway, Inc. *                                                                                  6
        55     Hewlett-Packard Co.                                                                          1,031
        15     Hon Hai Precision Industry Co. (Taiwan), GDR                                                   112
         1     Hutchinson Technology, Inc. * (l)                                                               27
         0^^   Imagistics International, Inc. *                                                                13
         1     Imation Corp.                                                                                   28
        30     International Business Machines Corp.                                                        2,576
         1     Komag, Inc. * (l)                                                                               14
        10     Lexmark International, Inc., Class A *                                                         874
         7     NCR Corp. *                                                                                    352
         1     PalmOne, Inc. * (l)                                                                             18
         1     RadiSys Corp. *                                                                                  7
         3     Silicon Graphics, Inc. * (l)                                                                     4
         1     Sykes Enterprises, Inc. *                                                                        6

                                                                                                  ---------------
                                                                                                            8,784
               CONSTRUCTION -- 0.5%
        89     ABB LTD (Switzerland) * (f)                                                                    542
         0^^   Beazer Homes USA, Inc. (l)                                                                      11
         6     Centex Corp.                                                                                   313
         2     Champion Enterprises, Inc. *                                                                    22
        27     CRH PLC (Ireland) (f)                                                                          642
         1     D.R. Horton, Inc.                                                                               26
         0^^   Dycom Industries, Inc. *                                                                         8
         2     KB Home (l)                                                                                    177
         5     Lennar Corp., Class A                                                                          248
         1     Levitt Corp., Class A                                                                           19
         0^^   Meritage Corp. * (l)                                                                            24
         1     Technip SA (France) (f)                                                                        240
         1     WCI Communities, Inc. *                                                                         14

                                                                                                  ---------------
                                                                                                            2,286

               CONSTRUCTION MATERIALS -- 0.2%
         0^^   Ameron International Corp.                                                                      10
         0^^   Eagle Materials, Inc. (l)                                                                       29
         0^^   ElkCorp                                                                                         13
        15     Masco Corp.                                                                                    528
         1     NCI Building Systems, Inc. *                                                                    26
         0^^   Texas Industries, Inc.                                                                          15
         3     Universal Forest Products, Inc.                                                                 86
         1     USG Corp. * (l)                                                                                 13

                                                                                                  ---------------
                                                                                                              720
               CONSUMER PRODUCTS -- 2.5%
        58     Altria Group, Inc.                                                                           2,750
         1     American Greetings Corp., Class A * (l)                                                         18
        12     British American Tobacco PLC (United Kingdom)                                                  181
         0^^   CSS Industries, Inc.                                                                             3
        14     Imperial Tobacco Group PLC (United Kingdom) (f)                                                295
         1     Kimberly-Clark Corp.                                                                            65
        81     Procter & Gamble Co.                                                                         4,383
        38     Reckitt Benckiser PLC (United Kingdom) (f)                                                     924
         2     Revlon, Inc., Class A *                                                                          5
         0^^   Stanley Furniture Company, Inc.                                                                 13
        45     The Gillette Co.                                                                             1,893
         0^^   Toro Co.                                                                                        20
         1     Tupperware Corp.                                                                                20
         1     Universal Corp.                                                                                 45

                                                                                                  ---------------
                                                                                                           10,615
               CONSUMER SERVICES -- 0.0% ^
         1     Alderwoods Group, Inc. (Canada) *                                                                6
         1     Arbitron, Inc. *                                                                                18
         2     Exult, Inc. * (l)                                                                                9
         0^^   First Health Group Corp. *                                                                       5
         0^^   MemberWorks, Inc. * (l)                                                                          3
         3     Rent-Way, Inc. *                                                                                19
         1     Sotheby's Holdings, Inc., Class A *                                                              9
         1     SOURCECORP, Inc. *                                                                              11
         1     Startek, Inc.                                                                                   16
         3     Stewart Enterprises, Inc., Class A *                                                            18
         1     The GEO Group, Inc. *                                                                           12

                                                                                                  ---------------
                                                                                                              126
               DISTRIBUTION -- 0.2%
         0^^   Building Material Holding Corp.                                                                  8
       185     Itochu Corp. (Japan) (f)                                                                       790
         1     WESCO International, Inc. *                                                                     12

                                                                                                  ---------------
                                                                                                              810
               DIVERSIFIED -- 2.9%
       241     General Electric Co.                                                                         8,080
        31     Hutchison Whampoa LTD (Hong Kong) (f)                                                          242
       187     The Wharf Holdings LTD (Hong Kong) (f)                                                         629
       120     Tyco International LTD (Bermuda)                                                             3,665

                                                                                                  ---------------
                                                                                                           12,616

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.8%
         0^^   Analogic Corp.                                                                                   4
         0^^   BEI Technologies, Inc. (l)                                                                       3
         0^^   Bel Fuse, Inc., Class B                                                                         10
         1     Benchmark Electronics, Inc. *                                                                   24
         1     Checkpoint Systems, Inc. *                                                                       8
         1     CTS Corp. (l)                                                                                   11
         0^^   Electro Scientific Industries, Inc. * (l)                                                        7
         1     Encore Wire Corp. *                                                                             10
         0^^   FARO Technologies, Inc. *                                                                        2
         1     Integrated Electrical Services, Inc. *                                                           2
         1     Itron, Inc. *                                                                                   10
        13     Koninklijke Philips Electronics NV (The Netherlands) (f)                                       301
         3     Kyocera Corp. (Japan) (f)                                                                      197
         0^^   MTS Systems Corp.                                                                                4
         0^^   Planar Systems, Inc. *                                                                           4
         1     Power-One, Inc. *                                                                                5
         1     Rayovac Corp. * (l)                                                                             34
         0^^   ROFIN-SINAR Technologies, Inc. *                                                                12
         3     Rohm Co., LTD (Japan) (f)                                                                      322
         1     Samsung Electronics Co., LTD (South Korea) (f)                                                 346
        17     Sony Corp. (Japan) (f)                                                                         583
         1     Stoneridge, Inc. *                                                                              13
         1     Sypris Solutions, Inc.                                                                          11
        30     Thomson SA (France) (f)                                                                        627
         1     Trimble Navigation LTD *                                                                        25
         2     TTM Technologies, Inc. *                                                                        13
       194     United Microelectronics Corp. (Taiwan), ADR *                                                  656
         0^^   Valence Technology, Inc. * (l)                                                                   1
         1     Watts Water Technologies, Inc., Class A                                                         16
         0^^   Zygo Corp. *                                                                                     2

                                                                                                  ---------------
                                                                                                            3,263
               ENGINEERING SERVICES -- 0.0% ^
         0^^   URS Corp. *                                                                                      8
         1     Washington Group International, Inc. *                                                          28

                                                                                                  ---------------
                                                                                                               36
               ENTERTAINMENT/LEISURE -- 0.4%
         1     AMC Entertainment, Inc. *                                                                       25
         1     Ameristar Casinos, Inc.                                                                         18
         1     Argosy Gaming Co. *                                                                             20
         0^^   Aztar Corp. *                                                                                    8
         0^^   Brunswick Corp.                                                                                 14
         1     Callaway Golf Co. (l)                                                                           10
         1     Carmike Cinemas, Inc.                                                                           28
        24     Carnival Corp.                                                                               1,120
         9     International Game Technology                                                                  327
         0^^   Isle of Capri Casinos, Inc. * (l)                                                                4
         1     K2, Inc. * (l)                                                                                  10
         1     Macrovision Corp. *                                                                             12
         1     Multimedia Games, Inc. *                                                                        12
         1     Navigant International, Inc. * (l)                                                              15

         1     Penn National Gaming, Inc. *                                                                    28
         1     Pinnacle Entertainment, Inc. *                                                                  11
         2     Scientific Games Corp., Class A *                                                               42
         1     Thor Industries, Inc.                                                                           32

                                                                                                  ---------------
                                                                                                            1,736
               ENVIRONMENTAL SERVICES -- 0.0% ^
         1     Duratek, Inc. *                                                                                 10
         0^^   Metal Management, Inc. *                                                                         4
         0^^   Tetra Tech, Inc. *                                                                               4
         0^^   Waste Connections, Inc. *                                                                       10

                                                                                                  ---------------
                                                                                                               28
               FINANCIAL SERVICES -- 5.6%
         1     Accredited Home Lenders Holding Co. *                                                           25
         0^^   Advanta Corp., Class B                                                                           7
         1     Affiliated Managers Group, Inc. * (l)                                                           28
         7     Aiful Corp. (Japan) (f)                                                                        654
        30     CIT Group, Inc.                                                                              1,130
       174     Citigroup, Inc.                                                                              7,696
         0^^   Coinstar, Inc. * (l)                                                                             7
         1     CompuCredit Corp. *                                                                             15
        38     Countrywide Financial Corp.                                                                  1,494
         0^^   Credit Acceptance Corp. *                                                                        2
       125     Daiwa Securities Group, Inc. (Japan) (f)                                                       793
         3     E*TRADE Financial Corp. *                                                                       34
         0^^   Education Lending Group, Inc. *                                                                  3
         0^^   Encore Capital Group, Inc. *                                                                     2
         0^^   eSpeed, Inc., Class A *                                                                          1
         0^^   Euronet Worldwide, Inc. *                                                                        4
        10     Fannie Mae                                                                                     640
        41     Freddie Mac                                                                                  2,694
         9     Goldman Sachs Group, Inc.                                                                      876
         0^^   ITLA Capital Corp. *                                                                             9
         1     Knight Trading Group, Inc., Class A *                                                            7
         5     Legg Mason, Inc.                                                                               248
        50     MBNA Corp.                                                                                   1,270
        85     Morgan Stanley                                                                               4,173
         1     New Century Financial Corp. *                                                                   54
         3     Safeguard Scientifics, Inc. *                                                                    6
       167     The Charles Schwab Corp.                                                                     1,538
        13     Washington Mutual, Inc.                                                                        492
         1     World Acceptance Corp. *                                                                        19
         1     WSFS Financial Corp.                                                                            25

                                                                                                  ---------------
                                                                                                           23,946
               FOOD/BEVERAGE PRODUCTS -- 1.8%
        28     Anheuser-Busch Companies, Inc.                                                               1,389
        45     Cadbury Schweppes PLC (United Kingdom) (f)                                                     342
         2     Chiquita Brands International, Inc. * (l)                                                       41
         1     Corn Products International, Inc.                                                               28
         1     Flowers Foods, Inc.                                                                             13
         0^^   J & J Snack Foods Corp. *                                                                        9

         3     Kellogg Co.                                                                                    119
        13     Koninklijke Wessanen NV (The Netherlands) (f)                                                  173
        32     PepsiCo, Inc.                                                                                1,562
        27     SABMiller PLC (United Kingdom) (f)                                                             352
         1     Sanderson Farms, Inc. (l)                                                                       30
         5     Sysco Corp.                                                                                    147
        84     The Coca-Cola Co.                                                                            3,355
        42     Unilever PLC (United Kingdom) (f)                                                              343

                                                                                                  ---------------
                                                                                                            7,903
               HEALTH CARE/HEALTH CARE SERVICES -- 2.0%
        11     Aetna, Inc.                                                                                  1,129
         1     Align Technology, Inc. *                                                                        11
         1     Alliance Imaging, Inc. *                                                                         7
         1     Animas Corp. *                                                                                   8
        11     Anthem, Inc. * (l)                                                                             937
         1     Apria Healthcare Group, Inc. *                                                                  22
         0^^   Arrow International, Inc.                                                                       12
         0^^   ArthroCare Corp. * (l)                                                                           9
         9     Baxter International, Inc.                                                                     273
         2     Beverly Enterprises, Inc. *                                                                     17
         0^^   Biosite, Inc. * (l)                                                                             20
        47     Boston Scientific Corp. *                                                                    1,849
         1     Centene Corp. *                                                                                 26
         1     CIGNA Corp.                                                                                     77
         1     CONMED Corp. *                                                                                  34
         1     CTI Molecular Imaging, Inc. *                                                                    4
         1     Diagnostic Products Corp.                                                                       20
         3     Encore Medical Corp. *                                                                          14
         0^^   Epix Medical, Inc. * (l)                                                                         4
         0^^   Genesis HealthCare Corp. *                                                                      12
         2     Gentiva Health Services *                                                                       26
        31     Guidant Corp.                                                                                2,072
        27     HCA, Inc.                                                                                    1,045
         0^^   Immucor, Inc. *                                                                                  4
         1     Inveresk Research Group, Inc. *                                                                 36
         0^^   Inverness Medical Innovations, Inc. * (l)                                                        6
         2     Kindred Healthcare, Inc. *                                                                      54
         1     Kyphon, Inc. * (l)                                                                              31
         1     Mariner Health Care, Inc. * (l)                                                                 34
         1     Mentor Corp.                                                                                    20
         0^^   Merit Medical Systems, Inc. * (l)                                                                5
         2     NeuroMetrix, Inc. *                                                                             21
         0^^   Ocular Sciences, Inc. *                                                                         14
         6     Orthovita, Inc. *                                                                               26
         1     Owens & Minor, Inc.                                                                             33
         2     Palatin Technologies, Inc. *                                                                     6
         1     Pediatrix Medical Group, Inc. *                                                                 52
         0^^   Possis Medical, Inc. *                                                                           3
         1     Province Healthcare Co. *                                                                       19
         2     PSS World Medical, Inc. *                                                                       20
         1     Sierra Health Services, Inc. * (l)                                                              29

         1     Sola International, Inc. *                                                                      19
         2     Steris Corp. *                                                                                  39
         0^^   SurModics, Inc. * (l)                                                                            7
         1     Symbion, Inc. *                                                                                 10
         0^^   TECHNE Corp. *                                                                                  11
         1     United Surgical Partners International, Inc. * (l)                                              49
         1     UnitedHealth Group, Inc.                                                                        52
         1     VISX, Inc. *                                                                                    25
         4     WellPoint Health Networks, Inc. *                                                              431

                                                                                                  ---------------
                                                                                                            8,684
               HOTELS/OTHER LODGING -- 0.5%
        30     Hilton Hotels Corp.                                                                            569
        46     Intercontinental Hotels Group PLC (United Kingdom) (f)                                         526
         1     La Quinta Corp. *                                                                                9
        10     Marriott International, Inc., Class A                                                          509
        12     Starwood Hotels & Resorts Worldwide, Inc.                                                      557

                                                                                                  ---------------
                                                                                                            2,170
               INDUSTRIAL COMPONENTS -- 0.1%
         0^^   Hexcel Corp. *                                                                                   6
         2     Lennox International, Inc. (l)                                                                  34
         9     SKF AB (Sweden), B Shares (f)                                                                  334
         6     SPX Corp. (l)                                                                                  205

                                                                                                  ---------------
                                                                                                              579
               INSURANCE -- 3.3%
        36     AMBAC Financial Group, Inc.                                                                  2,860
        20     American International Group, Inc.                                                           1,374
         0^^   AmerUs Group Co. (l)                                                                             4
         1     Argonaut Group, Inc. *                                                                          12
         3     Assurant, Inc.                                                                                  78
        25     AXA SA (France) (f)                                                                            498
         3     Delphi Financial Group, Inc., Class A                                                          112
         1     Direct General Corp.                                                                            18
        15     Genworth Financial, Inc., Class A                                                              350
        14     Hartford Financial Services Group, Inc.                                                        855
        36     ING Groep NV (The Netherlands) (f)                                                             917
         1     LandAmerica Financial Group, Inc. (l)                                                           23
        13     MBIA, Inc.                                                                                     745
         0^^   NYMAGIC, Inc.                                                                                    4
         4     PMA Capital Corp., Class A * (l)                                                                29
         1     Protective Life Corp.                                                                           39
        31     Prudential PLC (United Kingdom) (f)                                                            254
        17     RenaissanceRe Holdings LTD (Bermuda)                                                           892
         1     Selective Insurance Group                                                                       19
         1     Stewart Information Services Corp.                                                              20
         4     Synthes, Inc. (Switzerland) (f)                                                                490
        23     The Allstate Corp.                                                                           1,123
        12     The St. Paul Travelers Companies, Inc.                                                         383
         5     Torchmark Corp.                                                                                277
         0^^   United Fire & Casualty Co.                                                                       6
         0^^   Vesta Insurance Group, Inc.                                                                      1

         9     W.R. Berkley Corp.                                                                             371
        27     Willis Group Holdings LTD (United Kingdom)                                                   1,010
         2     XL Capital LTD (Bermuda), Class A                                                              133
         1     Zenith National Insurance Corp. (l)                                                             51
         7     Zurich Financial Services AG (Switzerland) (f)                                               1,029

                                                                                                  ---------------
                                                                                                           13,977
               INTERNET SERVICES/SOFTWARE -- 0.4%
         1     AsiaInfo Holdings, Inc. (China) * (l)                                                            4
         0^^   Blue Coat Systems, Inc. *                                                                        1
         5     CMGI, Inc. * (l)                                                                                 7
         2     CNET Networks, Inc. *                                                                           18
         0^^   Corillian Corp. *                                                                                1
         0^^   Digital Insight Corp. *                                                                          4
         2     Digitas, Inc. *                                                                                 13
         2     DoubleClick, Inc. * (l)                                                                         11
         5     EarthLink, Inc. *                                                                               50
        13     eBay, Inc. *                                                                                 1,240
         0^^   Equinix, Inc. *                                                                                  9
         3     Homestore, Inc. *                                                                                6
         0^^   Infospace, Inc. *                                                                                9
         1     Internet Security Systems, Inc. *                                                               12
         0^^   Interwoven, Inc. *                                                                               1
         1     iPass, Inc. *                                                                                    4
         1     j2 Global Communications, Inc. * (l)                                                            16
         1     Lionbridge Technologies, Inc. *                                                                  5
         3     LookSmart LTD * (l)                                                                              4
         1     Mindspeed Technologies, Inc. *                                                                   1
         0^^   Netegrity, Inc. *                                                                                3
         1     Openwave Systems, Inc. *                                                                         5
         0^^   PC-Tel, Inc. *                                                                                   2
         0^^   Portal Software, Inc. *                                                                          1
         1     ProQuest Co. * (l)                                                                              13
         1     Redback Networks, Inc. *                                                                         3
         2     SupportSoft, Inc. *                                                                             19
         1     United Online, Inc. *                                                                           12
         1     Valueclick, Inc. * (l)                                                                          10
         1     WebEx Communications, Inc. * (l)                                                                15
         1     Websense, Inc. *                                                                                25

                                                                                                  ---------------
                                                                                                            1,524
               LEASING -- 0.0% ^
         1     GATX Corp. (l)                                                                                  34
         0^^   Interpool, Inc.                                                                                  6

                                                                                                  ---------------
                                                                                                               40
               MACHINERY & ENGINEERING EQUIPMENT -- 0.8%
         3     Applied Industrial Technologies, Inc.                                                          117
         1     Astec Industries, Inc. *                                                                        14
        16     Atlas Copco AB (Sweden), Class A (f)                                                           611
         1     Cascade Corp.                                                                                   31
        16     Caterpillar, Inc.                                                                            1,256
        11     Deere & Co.                                                                                    717

         1     Flowserve Corp. *                                                                               19
       114     Kubota Corp. (Japan) (f)                                                                       538
         0^^   NACCO Industries, Inc., Class A                                                                 34
         0^^   Sauer-Danfoss, Inc. (l)                                                                          3
         0^^   Tecumseh Products Co., Class A                                                                  17
         1     The Manitowoc Co., Inc.                                                                         18
         1     UNOVA, Inc. * (l)                                                                                8
         1     York International Corp.                                                                        25

                                                                                                  ---------------
                                                                                                            3,408
               MANUFACTURING -- 0.5%
         2     3M Co.                                                                                         144
         1     Albany International Corp., Class A                                                             15
         1     Armor Holdings, Inc. *                                                                          21
         1     Barnes Group, Inc.                                                                              25
        43     BBA Group PLC (United Kingdom) (f)                                                             209
        16     Cooper Industries LTD, Class A                                                                 967
         0^^   Cyberoptics Corp. *                                                                              5
         4     Eaton Corp.                                                                                    253
         0^^   ESCO Technologies, Inc. *                                                                       14
         1     Fleetwood Enterprises, Inc. * (l)                                                               14
         1     Griffon Corp. * (l)                                                                             25
         3     ITT Industries, Inc.                                                                           239
         1     JLG Industries, Inc. (l)                                                                        15
         1     Joy Global, Inc.                                                                                31
         1     Lincoln Electric Holdings, Inc.                                                                 28
         0^^   NN, Inc. (l)                                                                                     5
         0^^   Penn Engineering & Manufacturing Corp. (l)                                                       6
         1     Quanex Corp.                                                                                    62
         1     Terex Corp. *                                                                                   35
         1     Walter Industries, Inc. (l)                                                                     14

                                                                                                  ---------------
                                                                                                            2,127
               METALS/MINING -- 0.3%
        37     Alcoa, Inc.                                                                                  1,256
         2     Commercial Metals Co.                                                                           70
         0^^   Valmont Industries, Inc.                                                                         8

                                                                                                  ---------------
                                                                                                            1,334
               MULTI-MEDIA -- 2.2%
         0^^   Digital Generation Systems, Inc. *                                                               0^^
         1     Emmis Communications Corp., Class A *                                                           11
        32     Fox Entertainment Group, Inc., Class A *                                                       874
        21     Gannett Co., Inc.                                                                            1,717
         1     Gray Television, Inc.                                                                            7
         1     Insight Communications Co., Inc. * (l)                                                           4
         1     Journal Register Co. *                                                                          11
         2     Lodgenet Entertainment Corp. *                                                                  32
         6     Nintendo Co., LTD (Japan) (f)                                                                  697
        48     Rank Group PLC (United Kingdom) (f)                                                            245
        20     The E.W. Scripps Co., Class A                                                                  948
        32     The Walt Disney Co.                                                                            717
        29     Time Warner, Inc. *                                                                            473

         4     Tribune Co. (l)                                                                                156
       105     Viacom, Inc., Class B                                                                        3,515
         1     World Wrestling Entertainment, Inc.                                                             12

                                                                                                  ---------------
                                                                                                            9,419
               OFFICE/BUSINESS EQUIPMENT -- 0.2%
         7     Canon, Inc. (Japan) (f)                                                                        306
         0^^   General Binding Corp. *                                                                          3
         1     Global Imaging Systems, Inc. * (l)                                                              40
        18     Ricoh Co., LTD (Japan) (f)                                                                     339
         1     United Stationers, Inc. *                                                                       22

                                                                                                  ---------------
                                                                                                              710
               OIL & GAS -- 4.8%
        14     Anadarko Petroleum Corp.                                                                       930
        23     Baker Hughes, Inc.                                                                             992
         0^^   Black Hills Corp.                                                                               11
        71     BP PLC (United Kingdom) (f)                                                                    674
         0^^   Callon Petroleum Co. *                                                                           4
        34     ChevronTexaco Corp.                                                                          1,846
         1     Cimarex Energy Co. *                                                                            21
         0^^   Comstock Resources, Inc. * (l)                                                                   8
        27     ConocoPhillips                                                                               2,278
        18     Cooper Cameron Corp. *                                                                       1,006
         2     Denbury Resources, Inc. *                                                                       47
        14     Devon Energy Corp.                                                                           1,004
         1     Energen Corp.                                                                                   72
         0^^   Energy Partners LTD *                                                                            5
         8     ENI-Ente Nazionale Idrocarburi SPA (Italy) (f)                                                 186
       111     Exxon Mobil Corp.                                                                            5,353
         0^^   Giant Industries, Inc. *                                                                         2
         1     Gulf Island Fabrication, Inc.                                                                   20
         1     Hanover Compressor Co. * (l)                                                                     9
         1     Headwaters, Inc. * (l)                                                                          15
         1     Helmerich & Payne, Inc.                                                                         20
         2     Houston Exploration Co. *                                                                      137
         0^^   Hydril Co. *                                                                                    17
         3     Key Energy Services, Inc. * (l)                                                                 35
         1     Lone Star Technologies, Inc. *                                                                  26
         0^^   Magnum Hunter Resources, Inc. * (l)                                                              2
         1     Mission Resources Corp. *                                                                        4
         1     Oceaneering International, Inc. *                                                               41
         1     Oil States International, Inc. *                                                                 9
         0^^   Penn Virginia Corp.                                                                              8
        21     Petroleo Brasileiro SA (Brazil), ADR                                                           661
        14     Pride International, Inc. * (l)                                                                275
        32     Rowan Companies, Inc. *                                                                        834
         2     Southern Union Co. * (l)                                                                        41
         1     Southwest Gas Corp.                                                                             29
         2     Southwestern Energy Co. *                                                                       92
        25     Statoil ASA (Norway) (f)                                                                       356
         1     Stone Energy Corp. *                                                                            27
         1     Tesoro Petroleum Corp. *                                                                        35

         1     Todco, Class A *                                                                                12
         9     Total SA (France) (f)                                                                        1,791
        28     Unocal Corp.                                                                                 1,213
         5     Valero Energy Corp.                                                                            369
         1     Veritas DGC, Inc. *                                                                             16
         2     Vintage Petroleum, Inc.                                                                         30
         0^^   World Fuel Services Corp.                                                                       11

                                                                                                  ---------------
                                                                                                           20,574
               PACKAGING -- 0.1%
         4     Crown Holdings, Inc. *                                                                          42
         1     Silgan Holdings, Inc.                                                                           35
         9     Smurfit-Stone Container Corp. *                                                                166

                                                                                                  ---------------
                                                                                                              243
               PAPER/FOREST PRODUCTS -- 0.0% ^
         0^^   Schweitzer-Mauduit International, Inc.                                                          13
         1     Wausau-Mosinee Paper Corp.                                                                      17

                                                                                                  ---------------
                                                                                                               30
               PHARMACEUTICALS -- 4.8%
         1     Able Laboratories, Inc. * (l)                                                                   23
         2     Adolor Corp. * (l)                                                                              23
         1     Alkermes, Inc. *                                                                                 8
         0^^   Antigenics, Inc. *                                                                               1
        22     AstraZeneca PLC (United Kingdom) (f)                                                           910
         1     AtheroGenics, Inc. * (l)                                                                        35
         3     Auxilium Pharmaceuticals, Inc. * (l)                                                            26
        16     AVANIR Pharmaceuticals, Class A * (l)                                                           44
         0^^   Bradley Pharmaceuticals, Inc. *                                                                  6
         1     Corixa Corp. * (l)                                                                               2
         3     Cubist Pharmaceuticals, Inc. *                                                                  29
         5     Cypress Bioscience, Inc. *                                                                      62
         0^^   Dendreon Corp. * (l)                                                                             3
        38     Eli Lilly & Co.                                                                              2,285
        41     Forest Laboratories, Inc. *                                                                  1,825
         2     Hospira, Inc. *                                                                                 52
         1     Impax Laboratories, Inc. * (l)                                                                   9
        74     Johnson & Johnson                                                                            4,194
         0^^   Kos Pharmaceuticals, Inc. *                                                                     11
         1     Ligand Pharmaceuticals, Inc., Class B * (l)                                                      8
         0^^   Medicines Co. *                                                                                  9
        21     Medicis Pharmaceutical Corp., Class A (l)                                                      835
        12     Merck & Co., Inc.                                                                              406
         0^^   NeighborCare, Inc. * (l)                                                                         3
         0^^   NPS Pharmaceuticals, Inc. * (l)                                                                  4
         1     Onyx Pharmaceuticals, Inc. * (l)                                                                22
         7     OSI Pharmaceuticals, Inc. *                                                                    455
         1     Par Pharmaceutical Companies, Inc. *                                                            18
       137     Pfizer, Inc.                                                                                 4,179
         1     PolyMedica Corp.                                                                                22
         1     Rigel Pharmaceuticals, Inc. *                                                                   15
         9     Roche Holding AG (Switzerland) (f)                                                             933

         7     Sanofi-Aventis (France) (f)                                                                    521
        10     Schering AG (Germany) (f)                                                                      614
        50     Schering-Plough Corp.                                                                          953
        14     Sepracor, Inc. * (l)                                                                           688
         0^^   Tanox, Inc. * (l)                                                                                3
         1     United Therapeutics Corp. * (l)                                                                 49
         2     Valeant Pharmaceuticals International                                                           36
         1     Vertex Pharmaceuticals, Inc. *                                                                   9
         8     Watson Pharmaceuticals, Inc. *                                                                 247
        33     Wyeth                                                                                        1,232

                                                                                                  ---------------
                                                                                                           20,809
               PIPELINES -- 0.0% ^
        15     Dynegy, Inc., Class A * (l)                                                                     75
               PRINTING & PUBLISHING -- 0.0% ^
         2     Bowne & Co., Inc.                                                                               22
         1     John H. Harland Co.                                                                             19

                                                                                                  ---------------
                                                                                                               41
               REAL ESTATE -- 0.2%
         0^^   LNR Property Corp.                                                                              12
       100     Sun Hung Kai Properties LTD (Hong Kong) (f)                                                    943

                                                                                                  ---------------
                                                                                                              955
               REAL ESTATE INVESTMENT TRUST -- 0.4%
         2     Affordable Residential Communities, Inc. (l)                                                    22
         0^^   Alexandria Real Estate Equities, Inc.                                                           11
         4     American Financial Realty Trust                                                                 58
         2     American Home Mortgage Investment Corp.                                                         47
         2     Anthracite Capital, Inc.                                                                        19
         1     Capital Automotive Real Estate Investment Trust                                                 27
         8     CarrAmerica Realty Corp.                                                                       245
         1     Entertainment Properties Trust (l)                                                              26
         3     Equity Inns, Inc.                                                                               30
         4     Equity Office Properties Trust                                                                 114
         1     Gables Residential Trust                                                                        24
         3     Government Properties Trust, Inc.                                                               32
         1     Highwoods Properties, Inc.                                                                      20
         1     IMPAC Mortgage Holdings, Inc.                                                                   16
         3     InnKeepers USA Trust                                                                            41
         2     Kimco Realty Corp.                                                                             113
         0^^   LaSalle Hotel Properties                                                                        11
         2     Lexington Corporate Properties Trust                                                            35
         2     LTC Properties, Inc.                                                                            38
         1     MACK-CALI Realty Corp.                                                                          44
         2     Meristar Hospitality Corp. *                                                                    13
         2     MFA Mortgage Investments, Inc.                                                                  14
         2     Mid-America Apartment Communities, Inc.                                                         74
         0^^   National Health Investors, Inc.                                                                  9
         1     NovaStar Financial, Inc. (l)                                                                    52
         0^^   Parkway Properties, Inc.                                                                        14
         2     Pennsylvania Real Estate Investment Trust (l)                                                   58
         7     ProLogis                                                                                       250
         2     RAIT Investment Trust                                                                           63

         1     Saul Centers, Inc. (l)                                                                          36

                                                                                                  ---------------
                                                                                                            1,556
               RESTAURANTS/FOOD SERVICES -- 0.6%
         1     CBRL Group, Inc.                                                                                22
         0^^   CEC Entertainment, Inc. *                                                                        7
         2     CKE Restaurants, Inc. * (l)                                                                     18
         0^^   Jack in the Box, Inc. * (l)                                                                      3
         3     Landry's Restaurants, Inc. (l)                                                                  78
        63     McDonald's Corp.                                                                             1,754
         0^^   Rare Hospitality International, Inc. *                                                          11
         2     Ryan's Restaurant Group, Inc. *                                                                 30
         1     Wendy's International, Inc.                                                                     40
        21     Yum! Brands, Inc.                                                                              836

                                                                                                  ---------------
                                                                                                            2,799
               RETAILING -- 3.8%
         0^^   1-800-FLOWERS.COM, Inc., Class A *                                                               3
         6     Aaron Rents, Inc.                                                                              137
        10     Abercrombie & Fitch Co., Class A                                                               315
         2     Aeropostale, Inc. *                                                                             47
         2     Asbury Automotive Group, Inc. *                                                                 23
         7     Bed Bath & Beyond, Inc. *                                                                      263
         1     Brookstone, Inc. *                                                                              26
         0^^   Brown Shoe Co., Inc.                                                                             8
         3     Cash America International, Inc.                                                                76
         0^^   Charlotte Russe Holding, Inc. * (l)                                                              5
         5     Charming Shoppes, Inc. *                                                                        36
        36     Compagnie Financiere Richemont AG (Switzerland), Class A (f)                                   996
         7     CVS Corp.                                                                                      303
         0^^   Electronics Boutique Holdings Corp. * (l)                                                        7
         2     Family Dollar Stores, Inc.                                                                      54
        17     Federated Department Stores, Inc.                                                              760
         3     Foot Locker, Inc.                                                                               78
         1     Genesco, Inc. * (l)                                                                             14
         1     Goody's Family Clothing, Inc.                                                                   10
         0^^   Group 1 Automotive, Inc. *                                                                       5
         2     Hollywood Entertainment Corp. *                                                                 22
        61     Home Depot, Inc.                                                                             2,382
         1     Hot Topic, Inc. *                                                                               10
        16     Industria de Diseno Textil, SA (Spain) (f)                                                     404
         1     Insight Enterprises, Inc. *                                                                     10
         0^^   Jo-Ann Stores, Inc. *                                                                            3
        29     Kohl's Corp. *                                                                               1,406
         0^^   Linens 'N Things, Inc. *                                                                         2
        29     Lowe's Companies, Inc.                                                                       1,577
         1     MarineMax, Inc. *                                                                               14
         0^^   Movado Group, Inc.                                                                               3
         0^^   Movie Gallery, Inc. (l)                                                                          4
         0^^   Nash-Finch Co.                                                                                   6
         0^^   Party City Corp. *                                                                               1
         1     Pathmark Stores, Inc. *                                                                          3

         1     Ross Stores, Inc.                                                                               21
         1     ShopKo Stores, Inc. * (l)                                                                       19
        22     Staples, Inc.                                                                                  659
         2     Stein Mart, Inc. *                                                                              25
        32     Target Corp.                                                                                 1,464
       218     Tesco PLC (United Kingdom) (f)                                                               1,124
         1     The Children's Place Retail Stores, Inc. *                                                      14
        10     The Gap, Inc.                                                                                  185
         1     The J. Jill Group, Inc. * (l)                                                                   20
         1     The Pantry, Inc. *                                                                              25
         0^^   The Sports Authority, Inc. *                                                                     5
         1     The TJX Companies, Inc.                                                                         20
         0^^   Too, Inc. *                                                                                      7
         0^^   Trans World Entertainment Corp. *                                                                4
         0^^   United Auto Group, Inc.                                                                         10
        71     Wal-Mart Stores, Inc.                                                                        3,805
         3     Winn-Dixie Stores, Inc. (l)                                                                      8
         1     Zale Corp. *                                                                                    17

                                                                                                  ---------------
                                                                                                           16,445
               SEMI-CONDUCTORS -- 1.4%
         0^^   Actel Corp. *                                                                                    6
         0^^   ADE Corp. *                                                                                      3
        48     Altera Corp. *                                                                                 945
        35     Analog Devices, Inc.                                                                         1,346
         0^^   Artisan Components, Inc. * (l)                                                                   6
         0^^   Asyst Technologies, Inc. *                                                                       2
         0^^   ATMI, Inc. * (l)                                                                                 6
         1     August Technology Corp. *                                                                        5
         2     Axcelis Technologies, Inc. *                                                                    18
         3     Broadcom Corp., Class A *                                                                       74
         1     Brooks Automation, Inc. * (l)                                                                   11
         1     Cirrus Logic, Inc. *                                                                             6
         2     Credence Systems Corp. *                                                                        13
         1     Cymer, Inc. *                                                                                   17
         0^^   Diodes, Inc. *                                                                                  10
         1     ESS Technology, Inc. *                                                                           6
         0^^   Exar Corp. *                                                                                     6
         0^^   Genesis Microchip, Inc. * (l)                                                                    4
         2     Integrated Silicon Solutions, Inc. *                                                            11
       113     Intel Corp.                                                                                  2,274
        15     Intersil Corp., Class A                                                                        239
         1     IXYS Corp. *                                                                                     4
         0^^   Kopin Corp. *                                                                                    2
         1     Lattice Semiconductor Corp. *                                                                    4
         3     Linear Technology Corp.                                                                         94
         1     LTX Corp. *                                                                                      5
         1     Mattson Technology, Inc. *                                                                       8
         1     Micrel, Inc. *                                                                                  15
         1     Microsemi Corp. *                                                                               14
         0^^   MKS Instruments, Inc. *                                                                          5
         1     Mykrolis Corp. *                                                                                 8

        15     Novellus Systems, Inc. *                                                                       396
         1     Omnivision Technologies, Inc. * (l)                                                              8
         5     ON Semiconductor Corp. *                                                                        15
         1     Photronics, Inc. *                                                                              18
         1     Pixelworks, Inc. * (l)                                                                          11
         0^^   Power Integrations, Inc. *                                                                       6
         1     Semitool, Inc. *                                                                                 5
         1     Silicon Image, Inc. *                                                                           15
         2     Silicon Storage Technology, Inc. *                                                              14
         0^^   Siliconix, Inc. *                                                                                4
         2     Skyworks Solutions, Inc. *                                                                      19
         0^^   Supertex, Inc. *                                                                                 4
         2     Transmeta Corp. * (l)                                                                            2
         0^^   Ultratech, Inc. *                                                                                2
         0^^   Varian Semiconductor Equipment Associates, Inc.                                                 12
         3     Vitesse Semiconductor Corp. * (l)                                                                9
         0^^   White Electronic Designs Corp. *                                                                 0^^
        17     Xilinx, Inc.                                                                                   467
         1     Zoran Corp. *                                                                                    8

                                                                                                  ---------------
                                                                                                            6,182
               SHIPPING/TRANSPORTATION -- 0.6%
        21     CSX Corp.                                                                                      710
         1     FedEx Corp.                                                                                     69
        14     Norfolk Southern Corp.                                                                         410
         1     Swift Transportation Co., Inc. *                                                                10
        18     United Parcel Service, Inc., Class B                                                         1,364

                                                                                                  ---------------
                                                                                                            2,563
               STEEL -- 0.5%
         5     AK Steel Holding Corp. *                                                                        38
         0^^   Gibraltar Steel Corp. (l)                                                                       11
        21     JFE Holdings, Inc. (Japan) (f)                                                                 590
        16     POSCO (South Korea), ADR                                                                       589
         1     Reliance Steel & Aluminum Co.                                                                   21
         1     Ryerson Tull, Inc.                                                                              14
         0^^   Schnitzer Steel Industries, Inc., Class A                                                       11
         1     Steel Dynamics, Inc. (l)                                                                        50
        22     United States Steel Corp. (l)                                                                  808

                                                                                                  ---------------
                                                                                                            2,132
               TELECOMMUNICATIONS -- 3.0%
         1     Aeroflex, Inc. *                                                                                10
         0^^   Aether Systems, Inc. *                                                                           0^^
         3     Alamosa Holdings, Inc. * (l)                                                                    23
         2     Arris Group, Inc. * (l)                                                                          8
         1     Aspect Communications *                                                                         14
         9     BellSouth Corp.                                                                                241
         1     Boston Communications Group *                                                                    5
         1     Centennial Communications Corp. *                                                                7
         6     Cincinnati Bell, Inc. * (l)                                                                     20
         0^^   Commonwealth Telephone Enterprises, Inc. * (l)                                                   9
         0^^   Computer Network Technology Corp. * (l)                                                          1

         1     CT Communications, Inc.                                                                         15
         1     Extreme Networks, Inc. *                                                                         5
         3     Finisar Corp. *                                                                                  3
         1     Hypercom Corp. *                                                                                 4
         0^^   Interdigital Communications Corp. *                                                              3
         1     Intrado, Inc. *                                                                                  5
         3     ITC DeltaCom, Inc. * (l)                                                                        11
       136     Koninklijke KPN NV (The Netherlands) (f)                                                     1,021
         2     MasTec, Inc. * (l)                                                                               8
         2     MRV Communications, Inc. * (l)                                                                   5
         1     NETGEAR, Inc. *                                                                                  7
        36     Nextel Communications, Inc., Class A *                                                         858
         0^^   Nippon Telegraph & Telephone Corp. (Japan) (f)                                                 957
         2     Primus Telecommunications Group, Inc. *                                                          3
         7     PTEK Holdings, Inc. *                                                                           62
         5     Qwest Communications International, Inc. *                                                      17
         0^^   Raindance Communications, Inc. *                                                                 0
        74     SBC Communications, Inc.                                                                     1,927
       299     Singapore Telecommunications LTD (Singapore) (f)                                               416
        58     Sprint Corp. - FON Group (l)                                                                 1,164
         2     Symmetricom, Inc. *                                                                             19
         1     Talk America Holdings, Inc. * (l)                                                                3
         1     Tekelec *                                                                                       13
        10     Telekomunikasi Indonesia TBK PT (Indonesia),                                                   184
        25     Tellabs, Inc. *                                                                                225
         1     Time Warner Telecom, Inc., Class A *                                                             6
        98     Verizon Communications, Inc.                                                                 3,846
       802     Vodafone Group PLC (United Kingdom) (f)                                                      1,924
         1     Westell Technologies, Inc., Class A * (l)                                                        6

                                                                                                  ---------------
                                                                                                           13,055
               TELECOMMUNICATIONS EQUIPMENT -- 0.7%
         0^^   Audiovox Corp., Class A *                                                                        5
         0^^   Brightpoint, Inc. *                                                                              7
         1     C-COR.net Corp. *                                                                                8
         0^^   Comtech Telecommunications *                                                                     5
        62     Corning, Inc. *                                                                                688
         6     Corvis Corp. * (l)                                                                               5
         0^^   Ditech Communications Corp. *                                                                    9
         1     Inter-Tel, Inc.                                                                                 26
        61     Motorola, Inc.                                                                               1,106
        30     QUALCOMM, Inc.                                                                               1,188
         1     Remec, Inc. * (l)                                                                                3
         3     RF Micro Devices, Inc. * (l)                                                                    18
         1     Spirent PLC (United Kingdom) (f)                                                                 1
         1     Terayon Communications Systems, Inc. *                                                           1

                                                                                                  ---------------
                                                                                                            3,070
               TEXTILES -- 0.0% ^
         2     Angelica Corp.                                                                                  52
         1     UniFirst Corp.                                                                                  17

                                                                                                  ---------------
                                                                                                               69

               TIRE & RUBBER -- 0.0% ^
         2     Cooper Tire & Rubber Co.                                                                        44
         3     Goodyear Tire & Rubber Co. *                                                                    28

                                                                                                  ---------------
                                                                                                               72
               TOYS & GAMES -- 0.2%
        22     Hasbro, Inc.                                                                                   408
        18     Mattel, Inc.                                                                                   332
         2     RC2 Corp. *                                                                                     59
         1     Steinway Musical Instruments, Inc. *                                                            14

                                                                                                  ---------------
                                                                                                              813
               TRANSPORTATION -- 0.0% ^
         0^^   Arkansas Best Corp.                                                                             11
         1     Genesee & Wyoming, Inc., Class A *                                                              33
         1     Offshore Logistics, Inc. *                                                                      17
         0^^   Old Dominion Freight Line, Inc. *                                                                9
         1     Overseas Shipholding Group, Inc.                                                                39
         1     RailAmerica, Inc. *                                                                             14
         2     SCS Transportation, Inc. *                                                                      32
         0^^   The Greenbrier Companies, Inc.                                                                  10
         0^^   US Xpress Enterprises, Inc. *                                                                    6
         1     Werner Enterprises, Inc.                                                                        25

                                                                                                  ---------------
                                                                                                              196
               UTILITIES -- 2.0%
         1     Aquila, Inc. * (l)                                                                               4
         1     Atmos Energy Corp. (l)                                                                          23
         1     Avista Corp.                                                                                    16
        67     Centrica PLC (United Kingdom) (f)                                                              307
         3     CMS Energy Corp. * (l)                                                                          31
         4     Consolidated Edison, Inc.                                                                      185
        17     Dominion Resources, Inc.                                                                     1,123
         3     Edison International                                                                            66
         1     El Paso Electric Co. *                                                                          14
         7     Entergy Corp.                                                                                  442
        15     FPL Group, Inc.                                                                              1,019
        22     Iberdrola SA (Spain) (f)                                                                       462
         1     IDACORP, Inc.                                                                                   17
         0^^   MGE Energy, Inc. (l)                                                                             3
         1     New Jersey Resources Corp.                                                                      58
        12     PG&E Corp. *                                                                                   356
        29     Pinnacle West Capital Corp.                                                                  1,221
         2     PNM Resources, Inc.                                                                             38
        21     PPL Corp.                                                                                      968
         3     SCANA Corp. (l)                                                                                105
        54     Scottish Power PLC (United Kingdom) (f)                                                        410
         3     Sierra Pacific Resources * (l)                                                                  26
         0^^   South Jersey Industries, Inc. (l)                                                               14
        16     Tokyo Electric Power Co. (Japan) (f)                                                           333
         0^^   UIL Holdings Corp. (l)                                                                           5
         1     UniSource Energy Corp.                                                                          29
        23     Veolia Environnement (France) (f)                                                              670

        41     XCEL Energy, Inc.                                                                              717

                                                                                                  ---------------
                                                                                                            8,662

-----------------------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                        278,502
               (Cost $216,836)
-----------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS -- 0.2%
               MULTI-MEDIA -- 0.2%
        96     News Corp., LTD (Australia)                                                                    749
               (Cost $557)

 PRINCIPAL
 AMOUNT
 (USD)
               U.S. TREASURY SECURITIES -- 3.0%
               U.S. Treasury Notes & Bonds,
$      125       2.75%, 07/31/06 @ +                                                                          125
     1,265       4.00%, 06/15/09 +                                                                          1,302
       370       4.25%, 11/15/13 +                                                                            375
     5,665       4.25%, 08/15/14 +                                                                          5,725
         5       7.88%, 02/15/21 +                                                                              7
     3,000       6.88%, 08/15/25 +                                                                          3,766
       600       6.13%, 11/15/27 +                                                                            697
       595       6.13%, 08/15/29 +                                                                            693
       285       5.38%, 02/15/31 +                                                                            305

               --------------------------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                                              12,995
               (Cost $12,891)
               --------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY SECURITIES -- 0.5%
       295     Federal Home Loan Bank, 1.63%, 06/15/05 +                                                      294
       250     Federal Home Loan Mortgage Corp., 6.25%,                                                       282
               07/15/32
     1,250     Federal National Mortgage Association, 7.13%,                                                1,540
               01/15/30

               --------------------------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                                      2,116
               (Cost $1,902)
               --------------------------------------------------------------------------------------------------

               FOREIGN GOVERNMENT SECURITIES -- 1.6%
        90     Federal Republic of Brazil (Brazil), 10.00%, 08/07/11                                           99
        90       11.00%, 01/11/12                                                                             103
       188       2.13%, 04/15/12, FRN                                                                         174
        75       12.75%, 01/15/20                                                                              95
     2,905     Government of Canada (Canada), 5.00%, 06/01/14                                               2,361
       423     Republic of Colombia (Colombia), 9.75%, 04/09/11                                               479
               Republic of Ukraine (Ukraine),
       175       6.88%, 03/04/11, #                                                                           172
       930       7.65%, 06/11/13, Regulation S                                                                929
               Republic of Venezuela (Venezuela),
       145       8.50%, 10/08/14                                                                              142
       145       9.25%, 09/15/27                                                                              143
               Russian Federation (Russia),
       370       8.75%, 07/24/05, Regulation S                                                                385
       345       10.00%, 06/26/07, Regulation S                                                               390
       395       5.00%, 03/31/30, Regulation S, SUB                                                           380

               United Mexican States (Mexico),
       100       7.50%, 01/14/12                                                                              113
        60       6.38%, 01/16/13, MTN                                                                          63
       175       5.88%, 01/15/14, Ser. A, MTN                                                                 178
       325       6.63%, 03/03/15                                                                              345
       350       8.30%, 08/15/31, MTN                                                                         398

               --------------------------------------------------------------------------------------------------
               Total Foreign Government Securities                                                          6,949
               (Cost $6,813)
               --------------------------------------------------------------------------------------------------
               CORPORATE NOTES & BONDS -- 10.2%
               AUTOMOTIVE -- 0.6%
       195     DaimlerChrysler N.A. Holding Corp., 7.20%,                                                     219
               09/01/09
               Ford Motor Credit Co.,
     1,065       7.88%, 06/15/10                                                                            1,189
       270       7.00%, 10/01/13                                                                              285
       455     General Motors Acceptance Corp., 6.88%,                                                        477
               09/15/11
               General Motors Corp.,
       200       8.25%, 07/15/23                                                                              210
       305       8.38%, 07/15/33                                                                              324
        85     TRW Automotive, Inc., 9.38%, 02/15/13                                                           97

                                                                                                  ---------------
                                                                                                            2,801
               BANKING -- 2.1%
       295     ABN-AMRO North American Holding Preferred                                                      325
               Capital Repackage Trust I, 6.52% to 11/12;
               thereafter FRN, 12/29/49, #
       430     ANZ Capital Trust I, 5.36%, 12/15/53, #                                                        433
       250     Cadets Trust, 4.80%, 07/15/13, Ser. 2003-1, #                                                  243
       125     Den Norske Bank ASA (Norway), 7.73% to 6/11;                                                   146
               thereafter FRN, 12/31/49, #
       240     HBOS PLC (United Kingdom), 5.38% to                                                            244
               11/13; thereafter FRN, 12/31/49, #
       365     HBOS Treasury Services PLC (United Kingdom),                                                   368
               3.60%, 08/15/07, MTN, #
       290     Industrial Bank of Korea (South Korea), 4.00%                                                  284
               to 05/09; thereafter FRN, 05/19/14, #
       280     KBC Bank Fund Trust III, 9.86% to 11/09;                                                       346
               thereafter FRN, 11/29/49, #
       200     Korea First Bank (South Korea), 7.27% to                                                       205
               03/14; thereafter FRN, 03/03/34, #
       280     Mizuho Finance Group LTD (Cayman Islands),                                                     289
               5.79%, 04/15/14, #
       340     Nordea Bank AB (Sweden), 8.95% to 11/09;                                                       410
               thereafter FRN, 12/31/49, #
       445     Northern Rock PLC (United Kingdom), 5.60%, 12/29/49, MTN, #                                    456
       505     Popular North America, Inc., 4.70%, 06/30/09                                                   518
       500     RBS Capital Trust I, 5.51% to 9/14;                                                            507
               thereafter FRN, 12/31/49
               Royal Bank of Scotland Group PLC (United Kingdom),
       685       7.82%, 11/30/49, Ser. 3                                                                      724
        85       7.65% to 09/31; thereafter FRN, 12/31/49                                                     101
       425     Skandinaviska Enskilda Banken AB (Sweden),                                                     414
               4.96% to 03/14; thereafter FRN, 12/31/49, #

       210     Standard Chartered Bank (United Kingdom), 8.00%, 05/30/31, #                                   263

       500     SunTrust Bank, 2.50%, 11/01/06                                                                 495
       230     Swedbank (Sweden), 9.00% to 03/10;                                                             280
               thereafter FRN, 12/31/49, #
       390     United Overseas Bank LTD (Singapore), 5.38%                                                    393
               to 9/14; thereafter FRN, 12/31/49, #
       545     U.S. Bank N.A., 2.85%, 11/15/06                                                                544
       295     Westpac Capital Trust III, 5.82% to                                                            308
               09/13; thereafter FRN, 12/31/49, #
       560     Woori Bank (South Korea), 5.75% to 03/09;                                                      583
               thereafter FRN, 03/13/14, #

                                                                                                  ---------------
                                                                                                            8,879
               BROADCASTING/CABLE -- 0.1%
       360     COX Communications, Inc., 4.63%, 06/01/13                                                      332
        80     Echostar DBS Corp., 6.38%, 10/01/11                                                             81

                                                                                                  ---------------
                                                                                                              413
               BUSINESS SERVICES -- 0.1%
       205     Cendant Corp., 7.13%, 03/15/15                                                                 235
               CHEMICALS -- 0.2%
        75     Huntsman International LLC, 9.88%, 03/01/09                                                     83
       325     ICI Wilmington, Inc., 5.63%, 12/01/13                                                          333
       115     Lyondell Chemical Co., 10.88%, 05/01/09                                                        122
       115     PolyOne Corp., 10.63%, 05/15/10                                                                126
       160     The Dow Chemical Co., 7.38%, 11/01/29                                                          186

                                                                                                  ---------------
                                                                                                              850
               CONSTRUCTION -- 0.3%
       245     Centex Corp., 5.70%, 05/15/14                                                                  253
        70     D.R. Horton, Inc., 9.75%, 09/15/10                                                              85
       435     KB Home, 5.75%, 02/01/14                                                                       432
       260     Pulte Homes, Inc., 5.25%, 01/15/14                                                             259
       100     Standard-Pacific Corp., 6.88%, 05/15/11                                                        105

                                                                                                  ---------------
                                                                                                            1,134
               CONSUMER SERVICES -- 0.0% ^
        75     Iron Mountain, Inc., 6.63%, 01/01/16                                                            73
               DIVERSIFIED -- 0.1%
        80     General Electric Capital Corp., 6.75%, 03/15/32,                                                92
               Ser. A, MTN
       215     Hutchison Whampoa International LTD (Hong Kong),                                               221
               6.25%, 01/24/14, #

                                                                                                  ---------------
                                                                                                              313
               ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.0% ^
        85     Celestica, Inc. (Canada), 7.88%, 07/01/11                                                       88
               ENTERTAINMENT/LEISURE -- 0.0% ^
        19     Six Flags, Inc., 8.88%, 02/01/10                                                                18
               ENVIRONMENTAL SERVICES -- 0.1%
               Allied Waste North America, Inc.,
       550       6.13%, 02/15/14                                                                              513
        30       7.38%, 04/15/14, Ser. B                                                                       29

                                                                                                  ---------------
                                                                                                              542
               FINANCIAL SERVICES -- 2.3%
               American General Finance Corp.,
       575       3.00%, 11/15/06, Ser. H, MTN                                                                 572
       315       4.50%, 11/15/07, Ser. H, MTN                                                                 324
        95     Arch Western Finance LLC, 7.50%, 07/01/13, #                                                   102

       250     Aries Vermoegensverwaltungs (Germany), 9.60%,                                                  281
               10/25/14, #
       680     Capital One Financial Corp., 8.75%, 02/01/07                                                   758
        55     Citigroup, Inc., 6.63%, 06/15/32                                                                60
               Goldman Sachs Group, Inc.,
       335       5.00%, 10/01/14                                                                              331
       395       6.35%, 02/15/34                                                                              396
        20     HBOS Capital Funding LP (United Kingdom), 6.07%                                                 21
               to 6/14; thereafter FRN, 12/31/49, #
               HSBC Capital Funding LP (Channel Islands),
       110       4.61% to 06/13; thereafter FRN, 12/31/49, #                                                  106
       765       9.55% to 06/10; thereafter FRN, 12/31/49, #                                                  963
       235     ING Capital Funding Trust III, 8.44% to 12/10;                                                 284
               thereafter FRN, 12/31/49
       355     Mizuho JGB Investment LLC, 9.87% to                                                            417
               06/08; thereafter FRN, 12/31/49, #
       395     Mizuho Preferred Capital Co., LLC, 8.79%                                                       452
               to 06/08; thereafter FRN, 12/31/49, #
               Morgan Stanley,
        95       5.80%, 04/01/07                                                                              101
       145       3.63%, 04/01/08                                                                              145
       175       4.75%, 04/01/14                                                                              169
     2,520     Special Purpose Accounts Receivable Cooperative                                              2,519
               Corp. Trust (SPARCS), 2.07%, 05/23/05, Ser. 2003-6,
               FRN, #
     1,690     Targeted Return Index (TRAINS), 8.21%, 08/01/15,                                             1,818
               to 08/06; thereafter FRN, 08/01/15, Ser. HY-2004-1, #
       190     UFJ Finance AEC (Aruba), 6.75%, 07/15/13                                                       211

                                                                                                  ---------------
                                                                                                           10,030
               HEALTH CARE/HEALTH CARE SERVICES -- 0.3%
        95     Fresenius Medical Care Capital Trust II, 7.88%,                                                104
               02/01/08
       520     HCA, Inc., 5.25%, 11/06/08                                                                     533
        35     Medex, Inc., 8.88%, 05/15/13                                                                    38
       115     Tenet Healthcare Corp., 5.00%, 07/01/07                                                        114
       320     UnitedHealth Group, Inc., 3.30%, 01/30/08                                                      318

                                                                                                  ---------------
                                                                                                            1,107

               HOTELS/OTHER LODGING -- 0.0% ^
        65     ITT Corp., 7.38%, 11/15/15                                                                      71
               INSURANCE -- 0.5%
       185     Arch Capital Group LTD (Bermuda), 7.35%,                                                       192
               05/01/34
       375     Aspen Insurance Holdings LTD (Bermuda), 6.00%,                                                 378
               08/15/14, #
        50     AXA (France), 8.60%, 12/15/30                                                                   65
       105     Fund American Companies, Inc., 5.88%, 05/15/13                                                 107
       550     Liberty Mutual Group, 5.75%, 03/15/14, #                                                       546
               Nationwide Financial Services, Inc.,
       130       6.25%, 11/15/11                                                                              142
       110       5.90%, 07/01/12                                                                              118
       140     Odyssey Re Holdings Corp., 7.65%, 11/01/13                                                     153
       220     Prudential Holdings LLC, 8.70%, 12/18/23, #                                                    285

                                                                                                  ---------------
                                                                                                            1,986
               METALS/MINING -- 0.0% ^
        65     Peabody Energy Corp., 6.88%, 03/15/13, Ser. B                                                   70
               MULTI-MEDIA -- 0.4%

       245     Clear Channel Communications, Inc., 5.50%,                                                     244
               09/15/14
       259     Comcast Cable Communications Holdings, Inc.,                                                   313
               8.38%, 03/15/13
        80     Comcast Corp., 7.05%, 03/15/33                                                                  88
        90     MediaNews Group, Inc., 6.88%, 10/01/13                                                          93
       115     News America Holdings, Inc., 7.75%, 12/01/45                                                   136
       100     Time Warner Companies, Inc., 9.15%, 02/01/23                                                   129
       260     Time Warner Entertainment Co., LP, 8.38%,                                                      311
               03/15/23
       270     Time Warner, Inc., 7.63%, 04/15/31                                                             311

                                                                                                  ---------------
                                                                                                            1,625
               OFFICE/BUSINESS EQUIPMENT -- 0.0% ^
        55     Xerox Corp., 7.63%, 06/15/13                                                                    59
               OIL & GAS -- 0.4%
               Amerada Hess Corp.,
       190       6.65%, 08/15/11                                                                              210
        70       7.30%, 08/15/31                                                                               76
       365     BP Capital Markets PLC (United Kingdom), 2.75%,                                                365
               12/29/06
       190     Husky Energy, Inc. (Canada), 6.15%, 06/15/19                                                   201
       205     Kerr-McGee Corp., 6.95%, 07/01/24                                                              218
       154     PEMEX Project Funding Master Trust, 8.63%,                                                     175
               02/01/22
       330     Pioneer Natural Resources Co., 5.88%, 07/15/16                                                 344
       180     Valero Energy Corp., 7.50%, 04/15/32                                                           210

                                                                                                  ---------------
                                                                                                            1,799
               PACKAGING -- 0.1%
        90     Crown European Holdings SA (France), 9.50%,                                                    100
               03/01/11
               Owens-Brockway Glass Container, Inc.,
       150       8.88%, 02/15/09                                                                              164
        65       7.75%, 05/15/11                                                                               69

                                                                                                  ---------------
                                                                                                              333
               PAPER/FOREST PRODUCTS -- 0.0% ^
        15     Abitibi-Consolidated, Inc. (Canada) (Yankee),                                                   14
               6.00%, 06/20/13
        20     Georgia-Pacific Corp., 7.38%, 07/15/08                                                          22
       160     Tembec Industries, Inc. (Canada), 8.50%, 02/01/11                                              167

                                                                                                  ---------------
                                                                                                              203
               PHARMACEUTICALS -- 0.1%
       270     Hospira, Inc., 4.95%, 06/15/09                                                                 277
       135     Wyeth, 6.45%, 02/01/24                                                                         138

                                                                                                  ---------------
                                                                                                              415
               PIPELINES -- 0.3%
               Duke Capital Corp.,
       670       6.25%, 02/15/13                                                                              721
       110       8.00%, 10/01/19                                                                              132
               Kinder Morgan Energy Partners LP,
       200       7.40%, 03/15/31                                                                              227
        60       7.75%, 03/15/32                                                                               71
       120       7.30%, 08/15/33                                                                              135
        38     Transcontinental Gas Pipeline Corp., 8.88%,                                                     46
               07/15/12, Ser. B
        37     Williams Companies, Inc., 8.13%, 03/15/12                                                       43

                                                                                                  ---------------

                                                                                                            1,375
               PRINTING & PUBLISHING -- 0.0% ^
        80     Von Hoffman Corp., 10.25%, 03/15/09                                                             89
               REAL ESTATE INVESTMENT TRUST -- 0.1%
       210     iStar Financial, Inc., 6.00%, 12/15/10                                                         219
               RETAILING -- 0.1%
        90     Ingles Markets, Inc., 8.88%, 12/01/11                                                           97
       540     Safeway, Inc., 4.13%, 11/01/08                                                                 540

                                                                                                  ---------------
                                                                                                              637
               SEMI-CONDUCTORS -- 0.0% ^
        55     Freescale Semiconductor, Inc., 7.13%, 07/15/14, #                                               57
               SHIPPING/TRANSPORTATION -- 0.1%
               Norfolk Southern Corp.,
       155       7.80%, 05/15/27                                                                              190
        95       7.25%, 02/15/31                                                                              111
        95     Teekay Shipping Corp. (Bahamas), 8.88%,                                                        107
               07/15/11

                                                                                                  ---------------
                                                                                                              408
               STEEL -- 0.0% ^
        97     United States Steel Corp., 9.75%, 05/15/10                                                     111
               TELECOMMUNICATIONS -- 1.1%
               AT&T Wireless Services, Inc.,
       290       7.88%, 03/01/11                                                                              344
        10       8.13%, 05/01/12                                                                               12
       190       8.75%, 03/01/31                                                                              249
       125     British Telecom PLC (United Kingdom), 8.38%,                                                   151
               12/15/10
               Deutsche Telekom International Finance BV (The
               Netherlands),
       360       5.25%, 07/22/13                                                                              368
        45       8.75%, 06/15/30                                                                               58
               France Telecom (France),
       390       8.50%, 03/01/11                                                                              468
       130       9.25%, 03/01/31                                                                              172
        80     Nextel Communications, Inc., 7.38%, 08/01/15                                                    86
       120     Qwest Corp., 9.13%, 03/15/12, #                                                                132
       440     Rogers Wireless Communications, Inc. (Canada),                                                 405
               6.38%, 03/01/14
       380     SBC Communications, Inc., 5.63%, 06/15/16                                                      388
               Sprint Capital Corp.,
       280       6.90%, 05/01/19                                                                              307
       130       8.75%, 03/15/32                                                                              165
       255     TCI Communications, Inc., 7.88%, 02/15/26                                                      299
               Telecom Italia Capital SA (Luxembourg),
       245       4.00%, 11/15/08, #                                                                           246
       400       4.00%, 01/15/10, #                                                                           397
        70     Verizon Global Funding Corp., 7.38%, 09/01/12                                                   82
               Verizon New York, Inc.,
       125       6.88%, 04/01/12, Ser. A                                                                      139
       305       7.38%, 04/01/32, Ser. B                                                                      339

                                                                                                  ---------------
                                                                                                            4,807
               UTILITIES -- 0.8%
       305     AEP Texas Central Co., 5.50%, 02/15/13, Ser. D                                                 317
       245     Alabama Power Co., 2.80%, 12/01/06, Ser. Y                                                     244
       190     Arizona Public Service Co., 4.65%, 05/15/15                                                    182
        95     Calpine Corp., 8.75%, 07/15/13, #                                                               72
               Dominion Resources, Inc.,
       435       8.13%, 06/15/10, Ser. A                                                                      515
       110       6.30%, 03/15/33                                                                              111

       230     DTE Energy Co., 6.38%, 04/15/33                                                                234
       420     Nisource Finance Corp., 6.15%, 03/01/13                                                        455
       285     PacifiCorp, 4.30%, 09/15/08                                                                    289
               Pepco Holdings, Inc.,
        65       6.45%, 08/15/12                                                                               71
       165       7.45%, 08/15/32                                                                              191
               PSEG Power LLC,
       370       5.50%, 12/01/15                                                                              370
       185       8.63%, 04/15/31                                                                              237
       115     Reliant Resources, Inc., 9.50%, 07/15/13                                                       125

                                                                                                  ---------------
                                                                                                            3,413

               --------------------------------------------------------------------------------------------------
               Total Corporate Notes & Bonds                                                               44,160
               (Cost $42,585)
               --------------------------------------------------------------------------------------------------

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 7.2%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%
               Countrywide Home Loans, Inc.,
     2,560       6.25%, 10/25/32, Ser. 2002-22, Class A20                                                   2,631
       761       5.50%, 08/25/33, Ser. 2003-29, Class A1                                                      767
               Federal Home Loan Mortgage Corp.,
       775       4.50%, 02/15/11, Ser. 2760, Class GI, IO                                                      53
     1,135       5.00%, 10/15/23, Ser. 2781, Class PI, IO                                                     111
     6,228       5.29%, 02/15/34, Ser. 2813, Class SB, IO, FRN                                                642
               Federal National Mortgage Association,
       411       5.75%, 06/25/29, Ser. 2002-57, Class DM                                                      413
     2,469       5.26%, 10/25/31, Ser. 2004-61, Class TS, IO, FRN                                             215
               Government National Mortgage Association,
       527       5.50%, 04/20/25, Ser. 2004-46, Class IH, IO                                                   43
       745       5.50%, 01/20/27, Ser. 2004-39, Class IM, IO                                                   74
     1,223       5.50%, 10/20/27, Ser. 2004-44, Class PK, IO                                                  141
       996     Indymac Index Mortgage Loan Trust, 2.28%,                                                      996
               09/25/34, Ser. 2004-AR7, Class A1, FRN
               RESI Finance LP (Cayman Islands),
       588       3.29%, 07/10/35, Ser. 2003-B, Class B3, FRN, #                                               599
       789       3.14%, 09/10/35, Ser. 2003-C, Class B3, FRN, #                                               803
       197       3.34%, 09/10/35, Ser. 2003-C, Class B4, FRN, #                                               201
     1,263     SACO I, Inc., 7.00%, 08/25/36, Ser. 1997-2, Class                                            1,275
               1A5, #

                                                                                                  ---------------
                                                                                                            8,964

               MORTGAGE BACKED PASS-THROUGH SECURITIES -- 5.1%
               Federal National Mortgage Association,
     3,700       4.50%, 10/25/19, TBA                                                                       3,686
     6,100       5.00%, 10/25/19, TBA                                                                       6,194
     3,700       5.50%, 10/25/19, TBA                                                                       3,823
       175       6.00%, 10/25/34, TBA                                                                         181
     4,000       5.50%, 11/25/34, TBA                                                                       4,040
     4,000       6.00%, 12/25/34, TBA                                                                       4,108

                                                                                                  ---------------
                                                                                                           22,032

               --------------------------------------------------------------------------------------------------
               Total Residential Mortgage Backed Securities                                                30,996
               (Cost $30,939)
               --------------------------------------------------------------------------------------------------

               ASSET BACKED SECURITIES -- 5.8%
               American Express Credit Account Master Trust,
       250       1.69%, 01/15/09, Ser. 2003-4, Class A                                                        245
       600       1.87%, 09/15/09, Ser. 2002-1, Class A, FRN                                                   601
     1,075       2.26%, 02/15/12, Ser. 2004-C, Class C, FRN, #                                              1,075

               AmeriCredit Automobile Receivables Trust,
       315     2.75%, 10/06/07, Ser. 2003-CF, Class A3                                                        316

       795       1.92%, 12/06/07, Ser. 2003-DM, Class A3B, FRN                                                797
       510       3.48%, 05/06/10, Ser. 2003-CF, Class A4                                                      515
       430       2.84%, 08/06/10, Ser. 2003-DM, Class A4                                                      428
     1,075       2.67%, 03/07/11, Ser. 2004-BM, Class A4                                                    1,056
               Capital Auto Receivables Asset Trust,
       879       1.80%, 02/15/07, Ser. 2003-2, Class A3B, FRN                                                 880
       625       1.96%, 01/15/09, Ser. 2003-2, Class A4A                                                      612
       210     Capital One Auto Finance Trust, 3.18%, 09/15/10,                                               210
               Ser. 2003-B, Class A4
       935     Capital One Master Trust, 4.60%, 08/17/09, Ser.                                                964
               2001-8A, Class A
     1,145     Capital One Multi-Asset Execution Trust, 3.65%,                                              1,143
               07/15/11, Ser. 2003-A4, Class A4
       505     Carmax Auto Owner Trust, 3.07%, 10/15/10, Ser.                                                 503
               2003-2, Class A4
               Countrywide Asset-Backed Certificates,
       360       3.61%, 04/25/30, Ser. 2003-5, Class AF3                                                      361
       325       5.41%, 01/25/34, Ser. 2003-5, Class MF1                                                      334
       220     Daimler Chrysler Auto Trust, 2.88%, 10/08/09, Ser.                                             220
               2003-A, Class A4
       605     Discover Card Master Trust I, 1.81%, 05/16/07, Ser.                                            605
               2002-5, Class A, FRN
     1,730     Household Automotive Trust, 4.37%, 12/17/08, Ser.                                            1,751
               2001-3, Class A4
       827     Long Beach Mortgage Loan Trust, 2.18%, 08/25/33,                                               828
               Ser. 2003-4, Class AV3, FRN
       255     M&I Auto Loan Trust, 2.97%, 04/20/09, Ser. 2003-1,                                             254
               Class A4
       885     MBNA Master Credit Card Trust USA, 5.75%,                                                      927
               10/15/08, Ser. 2001-A1, Class A1
       470     Morgan Stanley Auto Loan Trust, 2.17%, 04/15/11,                                               463
               Ser. 2003-HB1, Class A2
               Onyx Acceptance Grantor Trust,
       320       3.20%, 03/15/10, Ser. 2003-D, Class A4                                                       320
       450       2.66%, 05/17/10, Ser. 2003-C, Class A4                                                       446
               Option One Mortgage Loan Trust,
       484       2.26%, 02/25/33, Ser. 2003-1, Class A2, FRN                                                  485
       300       2.16%, 07/01/33, Ser. 2003-5, Class A2, FRN                                                  300
               Residential Asset Securities Corp.,
       212       2.09%, 07/25/32, Ser. 2002-KS4, Class AIIB, FRN                                              212
       589       2.13%, 07/25/33, Ser. 2003-KS5, Class AIIB, FRN                                              589
       497       2.16%, 11/25/33, Ser. 2003-KS9, Class A2B, FRN                                               497
     1,790     SLM Student Loan Trust, 2.99%, 12/15/22, Ser.                                                1,784
               2003-11, Class A5, #
               Triad Auto Receivables Owner Trust,
     1,365       2.59%, 09/13/10, Ser. 2004-A, Class A4                                                     1,333
       525       3.20%, 12/13/10, Ser. 2003-B, Class A4                                                       524
               Volkswagon Auto Loan Enhanced Trust,
     1,510       1.93%, 01/20/10, Ser. 2003-1, Class A4                                                     1,479
       615       2.94%, 03/22/10, Ser. 2003-2, Class A4                                                       612
               Wachovia Asset Securitization, Inc.,
       419       2.27%, 12/25/32, Ser. 2002-HE2, Class A, FRN                                                 420
       608       2.10%, 07/25/33, Ser. 2003-HE2, Class AII1, FRN                                              609
       335     WFS Financial Owner Trust, 3.15%, 05/20/11, Ser.                                               335
               2003-4, Class A4

               --------------------------------------------------------------------------------------------------
               Total Asset Backed Securities                                                               25,033
               (Cost $25,125)
               --------------------------------------------------------------------------------------------------

 SHARES
               INVESTMENT COMPANIES -- 0.0% ^
         1     Technology Investment Capital Corp.                                                             19
               (Cost $19)

               WARRANTS -- 0.0% ^
               ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.0% ^
        28     Thomson SA (France)                                                                              0
               (Cost $0)
               --------------------------------------------------------------------------------------------------
               Total Long-Term Investments                                                                401,519
               (Cost $337,667)
-----------------------------------------------------------------------------------------------------------------
            SHOT- TERM INVESTMENTS - 13.5%

UNITS
               OPTION -- 0.0% ^
         0^^   Put Option on 10 Year Treasury Note, strike price of                                             9
               113.00, expiring 10/22/04
               (Cost $11)

PRINCIPAL
 AMOUNT
  (USD)
               U.S. TREASURY SECURITIES -- 0.2%
$      130     U.S. Treasury Bills, 1.62%, 12/16/04 @                                                         130
       600     U.S. Treasury Notes & Bonds, 1.63%, 01/31/05 @                                                 599

               --------------------------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                                                 729
               (Cost $730)
               --------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER -- 5.3%
               ASSET BACKED SECURITIES -- 2.5%
     2,900     Eureka Securitization, Inc., 1.63%, 10/18/04 +                                               2,899
       500     Kitty Hawk Funding Corp., 1.76%, 10/20/04 +                                                    499
     1,750     Liberty Street Fund Corp., 1.77%, 10/20/04 +                                                 1,748
       500     Ranger Funding Corp., 1.76%, 10/20/04                                                          499
     2,900     Ticonderoga Funding LLC, 1.64%, 10/25/04                                                     2,897
               Variable Funding Capital Corp.,
       750       1.77%, 10/18/04                                                                              749
     1,000       1.77%, 10/20/04                                                                              999
       500     Yorktown Capital LLC, 1.77%, 10/19/04                                                          500

                                                                                                  ---------------
                                                                                                           10,790

               BANKING -- 2.3%
     2,750     Abbey National PLC (United Kingdom), 1.75%,                                                  2,747
               10/21/04 +

     2,000     ABN-AMRO North American Finance, 1.75%,                                                      1,998
               10/25/04 +

     2,750     Macquarie Bank (Australia), 1.80%, 10/29/04 +                                                2,746
     2,500     Rabobank USA Finance Corp., 1.75%, 11/01/04 +                                                2,496

                                                                                                  ---------------
                                                                                                            9,987
               FINANCIAL SERVICES -- 0.5%
     2,000     CRC Funding LLC, 1.76%, 11/01/04 +                                                           1,997

               --------------------------------------------------------------------------------------------------
               Total Commercial Paper                                                                      22,774
               (Cost $22,774)
               --------------------------------------------------------------------------------------------------

  SHARES
               MONEY MARKET FUND -- 8.0%
    34,620     JPMorgan Prime Money Market Fund (a) +                                                      34,620
               (Cost $34,620)

               --------------------------------------------------------------------------------------------------
               Total Short-Term Investments                                                                58,132
               (Cost $58,135)
-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 106.6%                                                        $       459,651
               (COST $395,802)
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.6)%                                            (28,268)
               NET ASSETS -- 100.0%                                                                       431,383

    Percentages indicated are based on net assets of $431,383.

     PRINCIPAL AMOUNT
          (USD)                                 COLLATERAL INVESTMENTS                  VALUE
     ---------------------------------------------------------------------------------------------
                         REPURCHASE AGREEMENT (c)
         $  5,956        Credit Suisse First Boston LLC, 1.89%, due 10/01/04,
                         dated 09/30/04, proceeds $5,956 secured by
                         U.S. Government Agency Securities                         $         5,956
                                                                                   ---------------

     SUMMARY OF INVESTMENTS BY COUNTRY, SEPTEMBER 30, 2004

               COUNTRY                                      % OF INVESTMENT SECURITIES
               -----------------------------------------------------------------------
               United States                                                      82.2%
               United Kingdom                                                      4.3
               Japan                                                               2.1
               France                                                              1.6
               Bermuda                                                             1.2
               Switzerland                                                         1.0
               Australia                                                           0.8
               Canada                                                              0.7
               The Netherlands                                                     0.6
               Germany                                                             0.6
               Hong Kong                                                           0.6
               South Korea                                                         0.5
               Other (below 0.5%)                                                  3.8
               -----------------------------------------------------------------------
               Total                                                             100.0%
--------------------------------------------------------------------------------------

          FUTURES CONTRACTS
          (AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                            NOTIONAL    UNREALIZED
             NUMBER                                                         VALUE AT   APPRECIATION
               OF                                            EXPIRATION     9/30/04   (DEPRECIATION)
           CONTRACTS   DESCRIPTION                              DATE         (USD)        (USD)
          ------------------------------------------------------------------------------------------
                       LONG FUTURES OUTSTANDING
               19      DJ Euro Stoxx                        December, 2004  $    645    $    (12)
               24      2 Year Treasury Notes                December, 2004     5,070          (2)
               32      S&P 500 Index                        December, 2004     8,919         (34)
               59      5 Year Treasury Notes                December, 2004     6,534          16

                       SHORT FUTURES OUTSTANDING
               (9)     Treasury Bonds                       December, 2004    (1,010)        (20)
              (11)     Russell 2000 Index                   December, 2004    (3,157)        (56)
              (14)     Eurodollar                           December, 2004       (34)          -^^
              (25)     10 Year Treasury Notes               December, 2004    (2,816)         (6)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                          NET UNREALIZED
                                                         SETTLEMENT          VALUE         APPRECIATION
                                      SETTLEMENT           VALUE          AT 9/30/04      (DEPRECIATION)
         CONTRACTS TO BUY                DATE              (USD)             (USD)            (USD)
-------------------------------------------------------------------------------------------------------
           1,524  AUD                  11/26/04         $      1,091     $      1,099     $           8
              80  CHF                  11/26/04                   63               64                 1
           3,818  EUR                  11/26/04                4,698            4,741                43
             200  EUR for
          27,381  JPY                  11/26/04                  249~             248~               (1)
             163  GBP                  11/26/04                  293              295                 2
         183,478  JPY                  11/26/04                1,682            1,670               (12)
             354  NOK                  11/26/04                   53               53                 -^^
           1,762  SEK                  11/26/04                  234              242                 8
                                                        ------------     ------------     -------------
                                                        $      8,363     $      8,412     $          49
                                                        ============     ============     =============

                                                                                          NET UNREALIZED
                                                         SETTLEMENT          VALUE        APPRECIATION
                                      SETTLEMENT           VALUE          AT 9/30/04      (DEPRECIATION)
        CONTRACTS TO SELL                DATE              (USD)             (USD)           (USD)
-------------------------------------------------------------------------------------------------------
           6,114  CAD                  3/22/05                 4,708            4,819              (111)
           2,233  CHF                  11/26/04                1,790            1,792                (2)
           1,065  EUR                  11/26/04                1,298            1,322               (24)
             995  GBP                  11/26/04                1,790            1,793                (3)
          13,503  HKD                  11/26/04                1,735            1,734                 1
          72,465  JPY                  11/26/04                  660              659                 1
           1,315  SEK                  11/26/04                  176              181                (5)
           1,114  SGD                  11/26/04                  653              662                (9)
                                                        ------------     ------------     -------------
                                                        $     12,810     $     12,962     $        (152)
                                                        ============     ============     =============

~ For cross-currency exchange contracts, the settlement value is the market value at 9/30/04 of the currency being sold and the value at 9/30/04 is the market value at 9/30/04 of the currency being bought.

       OPTIONS

          UNITS   PUT OPTIONS WRITTEN                                                                 VALUE
          ----------------------------------------------------------------------------------------------------
          (20)    Put Option on 10 Year Treasury Note, strike price of 112.00, expiring 10/22/04.   $   (8,750)

SWAP CONTRACTS

                                                                                        UNDERLYING      UNREALIZED
                                                                         EXPIRATION      NOTIONAL      APPRECIATION
DESCRIPTIONS                                                                DATE           VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Swap Rate Lock with Barclays Bank PLC on 2 Year Forward Interest Rate
Swap less 2.85%, the Fund pays positive, receives negative.               10/06/04     $     10,860    $          (22)

Swap Rate Lock with Barclays Bank PLC on 5 Year Forward Interest Rate
Swap less 3.82%, the Fund pays negative, receives positive.               10/06/04            8,600                (4)

Swap Rate Lock with Barclays Bank PLC on 10 Year Forward Interest Rate
Swap less 4.61%, the Fund pays positive, receives negative.               10/06/04            2,820                13

Swap - price lock with UBS AG on U.S. Treasury Note, 4.25%, 08/15/14,
price less 101.93, the Fund pays negative, receives positive.             10/07/04            1,603               (30)

Swap - price lock with UBS AG on 30 Year GNMA, 6.00%, TBA 10/04, price
less 103.64, the Fund pays negative, receives positive.                   10/14/04            7,000                (1)

Swap - price lock with Bank of America on U.S. Treasury Note, 4.38%,
08/15/12, price less 102.65, the Fund pays positive, receives negative.   10/19/04            5,705               (28)

Swap - price lock with Lehman Brothers Special Financing on U.S.
Treasury Note, 4.75%, 05/15/14, price less 104.23, the Fund pays
positive, receives negative.                                              10/21/04            6,565               (31)

Total Return Swap with Bank of America on Bank of America AAA 10 Year
CMBS Index, Fund pays 1 month LIBOR, receives 73.00 bps.                  11/01/04            4,000                18

Swap - price lock with Citibank N.A. on U.S. Treasury Note, 3.63%,
07/15/09, price less 101.38, the Fund pays negative, receives positive.   11/02/04            3,500               (12)

Swap - spread lock with Morgan Stanley Capital Services on 5 Year Mid-
Market Swap Spread, price less 48.10, the Fund pays negative,
receives positive.                                                        11/15/04            6,290                (6)

Swap - spread lock with Morgan Stanley Capital Services on 10 Year
Mid-Market Swap Spread, price less 45.80, the Fund pays negative,
receives positive.                                                        11/15/04            3,560                (5)

Total Return Swap with UBS AG on Lehman AAA 8.5 CMBS Index, Fund pays
1 month LIBOR, receives 77.00 bps.                                        01/01/05            4,000                19

Total Return Swap with Bank of America on Bank of America AAA 10 Year
CMBS Index, Fund pays 1 month LIBOR, receives 70.00 bps.                  01/01/05            5,700                25

Total Return Swap with Lehman Brothers Special Financing on Lehman AAA
8.5 CMBS Index, Fund pays 1 month LIBOR, receives 45.00 bps.              01/01/05            3,000                11

Swap - Forward Rate Agreement with Citbank N.A., the Fund pays 3 Month
LIBOR, receives 2.21%                                                     03/16/05           45,030               (11)

Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the
Fund pays 3 Month LIBOR, receives 3.65%                                   12/21/05          103,470               236

Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the
Fund pays 4.24%, receives 3 Month LIBOR.                                  06/21/06          103,470              (308)

Interest Rate Swap with UBS AG, the Fund pays 4.42%, receives 3 Month
LIBOR.                                                                    10/12/14            1,603                36

     For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004, are as follows (amounts in thousands):

                               GROSS                GROSS                NET UNREALIZED
      AGGREGATE              UNREALIZED           UNREALIZED              APPRECIATION
        COST                APPRECIATION         DEPRECIATION            (DEPRECIATION)
     ----------------------------------------------------------------------------------
     $   395,802            $    68,578          $     (4,729)             $    63,849

Abbreviations:
*          -  Non-income producing security.
^          -  Amount rounds to less than 0.1%.
^^         -  Amount rounds to less than one thousand.
+          -  All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities or swaps.
#          -  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@          -  Security is fully or partially segregated with the broker as collateral for futures.
(a)        -  Affiliated. Money market fund registered under the Investment
              Company Act of 1940, as amended and advised by JPMorgan Investment
              Management Inc.
(c)        -  Investment of cash collateral for portfolio securities on loan.
(f)        -  Fair valued investment.  The following are approximately the market value and percentage of the investments that are fair valued (amounts in thousands):

              FUND                                                  MARKET VALUE    PERCENTAGE
              --------------------------------------------------------------------------------
              Diversified Fund                                       $   45,414           9.88%

(l)        -  Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
ADR        -  American Depositary Receipt.
AUD        -  Australian Dollar.
CAD        -  Canadian Dollar.
CHF        -  Swiss Franc.
EUR        -  Euro.
FRN        -  Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2004.
GBP        -  Great Britain Pound.
GDR        -  Global Depositary Receipt.
HKD        -  Hong Kong Dollar.
IO         -  Interest Only.
JPY        -  Japanese Yen.
LIBOR      -  London Interbank Offered Rate.
MTN        -  Medium Term Note.
NOK        -  Norwegian Krone.
SEK        -  Swedish Krona.
Ser.       -  Series.
SGD        -  Singapore Dollar.
SUB        -  Step-Up Bond. The rate shown is the rate in effect as of September
              30, 2004.
TBA        -  To Be Announced.
USD        -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List")IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general informationof the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless precededor accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The listis for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                        JPMORGAN U.S. SMALL COMPANY FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN U.S. SMALL COMPANY FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS -- 97.0%

               COMMON STOCKS -- 96.8%
               ADVERTISING -- 0.5%
         4     ADVO, Inc.                                                                         $           127
        10     aQuantive, Inc. *                                                                               94
         3     Catalina Marketing Corp.                                                                        78
        12     R.H. Donnelley Corp. *                                                                         607
        15     SITEL Corp. *                                                                                   33

                                                                                                  ---------------
                                                                                                              939
               AEROSPACE -- 1.7%
        21     Aviall, Inc. *                                                                                 435
         3     Curtiss-Wright Corp.                                                                           160
        22     Esterline Technologies Corp. *                                                                 685
        10     HEICO Corp.                                                                                    168
        12     Kaman Corp., Class A                                                                           144
        45     Moog, Inc., Class A *                                                                        1,638
        32     Orbital Sciences Corp. *                                                                       370
         1     Triumph Group, Inc. *                                                                           28

                                                                                                  ---------------
                                                                                                            3,628
               AIRLINES -- 0.8%
         1     Continental Airlines, Inc., Class B *                                                            8
        54     Delta Air Lines, Inc. *                                                                        177
        49     ExpressJet Holdings, Inc. *                                                                    487
         2     FLYi, Inc. *                                                                                     9
        28     Mesa Air Group, Inc. *                                                                         143
         3     Northwest Airlines Corp. *                                                                      23
        20     Pinnacle Airlines Corp. *                                                                      205
        34     SkyWest, Inc.                                                                                  516

                                                                                                  ---------------
                                                                                                            1,568
               APPAREL -- 0.9%
         5     DHB Industries, Inc. *                                                                          72
        11     Kellwood Co.                                                                                   416
        12     Kenneth Cole Productions, Inc., Class A                                                        338
        24     Quiksilver, Inc. *                                                                             620
        43     Tommy Hilfiger Corp. (Hong Kong) *                                                             425

                                                                                                  ---------------
                                                                                                            1,871
               APPLIANCES & HOUSEHOLD DURABLES -- 0.4%
        14     Furniture Brands International, Inc.                                                           344
        50     Jacuzzi Brands, Inc. *                                                                         464

                                                                                                  ---------------
                                                                                                              808

               AUTOMOTIVE -- 1.1%
        25     ArvinMeritor, Inc.                                                                             465
        20     Hayes Lemmerz International, Inc. *                                                            198
        14     Lithia Motors, Inc., Class A                                                                   288
         6     Sonic Automotive, Inc.                                                                         114
        23     Tenneco Automotive, Inc. *                                                                     295
        20     Tower Automotive, Inc. *                                                                        43
        75     Visteon Corp.                                                                                  596
        11     Wabash National Corp. *                                                                        291
         3     Winnebago Industries, Inc.                                                                     111

                                                                                                  ---------------
                                                                                                            2,401
               BANKING -- 9.6%
         4     ABC Bancorp +                                                                                   71
         9     Amcore Financial, Inc.                                                                         258
         2     AmericanWest Bancorp *                                                                          38
         1     Bancfirst Corp.                                                                                 71
        22     Bank of the Ozarks, Inc.                                                                       639
        57     BankAtlantic Bancorp, Inc., Class A                                                          1,040
         2     Capital Corp of the West                                                                        69
         7     Capitol Bancorp LTD                                                                            208
         4     Center Financial Corp.                                                                          72
        10     Central Pacific Financial Corp.                                                                286
         6     Chemical Financial Corp.                                                                       205
         3     City Holding Co.                                                                               102
         4     City National Corp.                                                                            290
         6     Columbia Banking Systems, Inc.                                                                 150
         6     Commercial Capital Bancorp, Inc.                                                               125
        52     Community Bank System, Inc.                                                                  1,316
         4     Community Trust Bancorp, Inc.                                                                  134
        24     Corus Bankshares, Inc.                                                                       1,030
         6     Dime Community Bancshares                                                                       96
        26     EuroBancshares, Inc. (Puerto Rico) *                                                           474
        16     First Bancorp (Puerto Rico)                                                                    768
         0^^   First Citizens Banc Corp.                                                                        7
         7     First Niagara Financial Group, Inc.                                                             89
         2     First Republic Bank                                                                            110
        10     First State Bancorporation                                                                     325
        21     Flagstar Bancorp, Inc.                                                                         443
         0^^   Fulton Financial Corp.                                                                           4
         6     Glacier Bancorp, Inc.                                                                          172
        18     Gold Banc Corp., Inc.                                                                          246
        11     Greater Bay Bancorp                                                                            313
        11     Hudson River Bancorp                                                                           205
        20     IBERIABANK Corp.                                                                             1,153
        14     Independent Bank Corp.                                                                         370
        28     Irwin Financial Corp.                                                                          728
         2     Macatawa Bank Corp.                                                                             45
         4     MB Financial, Inc.                                                                             163
         7     Mercantile Bank Corp.                                                                          230
         7     Nara Bancorp, Inc.                                                                             135
        29     NetBank, Inc.                                                                                  286

        10     Oriental Financial Group, Inc. (Puerto Rico)                                                   276
         3     Peoples Bancorp, Inc.                                                                           82
        24     PrivateBancorp, Inc.                                                                           634
        27     Provident Bancorp, Inc.                                                                        319
        39     R&G Financial Corp. (Puerto Rico), Class B                                                   1,499
        18     Republic Bancorp, Inc.                                                                         276
         1     Republic Bancorp, Inc., Class A                                                                 30
         3     Simmons First National Corp., Class A                                                           77
         2     Southwest Bancorp, Inc.                                                                         51
         2     State Financial Services Corp., Class A                                                         44
         5     Sterling Bancorp                                                                               141
        32     Sterling Bancshares, Inc.                                                                      424
        11     Sterling Financial Corp. *                                                                     372
        16     Summit Bancshares, Inc.                                                                        532
         5     Sun Bancorp, Inc. *                                                                            107
         2     Taylor Capital Group, Inc.                                                                      36
         3     TriCo Bancshares                                                                                65
         6     Umpqua Holdings Corp.                                                                          124
        47     W Holding Co., Inc. (Puerto Rico)                                                              901
        17     West Coast Bancorp                                                                             353
        16     Westamerica Bancorporation                                                                     895
         2     Western Sierra Bancorp *                                                                        50
         5     Wilshire Bancorp, Inc. *                                                                       136
         4     Wintrust Financial Corp.                                                                       241

                                                                                                  ---------------
                                                                                                           20,131
               BIOTECHNOLOGY -- 2.0%
         9     Abgenix, Inc. *                                                                                 86
        13     Aksys LTD *                                                                                     60
         5     Alexion Pharmaceuticals, Inc. *                                                                 88
        10     Applera Corp. - Celera Genomics Group *                                                        112
         7     Ariad Pharmaceuticals, Inc. *                                                                   45
         1     Bio-Rad Laboratories, Inc., Class A *                                                           72
        12     Cell Genesys, Inc. *                                                                           106
        18     Cytogen Corp. *                                                                                192
        29     Cytokinetics, Inc. *                                                                           387
         7     Diversa Corp. *                                                                                 58
        18     Encysive Pharmaceuticals, Inc. *                                                               163
         9     Enzon Pharmaceuticals, Inc. *                                                                  142
         4     Exelixis, Inc. *                                                                                28
       218     Genelabs Technologies *                                                                        568
        17     Human Genome Sciences, Inc. *                                                                  181
        65     Incyte Corp. *                                                                                 625
         8     Integra LifeSciences Holdings Corp. *                                                          270
        15     Maxygen, Inc. *                                                                                148
        23     Regeneration Technologies, Inc. *                                                              185
        25     Seattle Genetics, Inc. *                                                                       163
        19     Telik, Inc. *                                                                                  414
         7     Transkaryotic Therapies, Inc. *                                                                129

                                                                                                  ---------------
                                                                                                            4,222

               BROADCASTING/CABLE -- 0.3%
        44     Charter Communications, Inc., Class A *                                                        116
        69     Mediacom Communications Corp., Class A *                                                       450
         6     Saga Communications, Inc., Class A *                                                            95
         7     Sinclair Broadcast Group, Inc., Class A                                                         49

                                                                                                  ---------------
                                                                                                              710
               BUSINESS SERVICES -- 2.0%
         4     Banta Corp.                                                                                    139
        10     CSG Systems International, Inc. *                                                              159
         8     Digital River, Inc. *                                                                          229
        17     Dollar Thrifty Automotive Group, Inc. *                                                        411
        37     Gartner, Inc., Class A *                                                                       433
         2     Gevity HR, Inc.                                                                                 31
         9     Harris Interactive, Inc. *                                                                      61
        15     Heidrick & Struggles International, Inc. *                                                     432
        20     Labor Ready, Inc. *                                                                            279
         6     Metris Companies, Inc. *                                                                        60
        21     Navigant Consulting, Inc. *                                                                    469
         8     PDI, Inc. *                                                                                    205
        10     Pre-Paid Legal Services, Inc. *                                                                257
        11     Quanta Services, Inc. *                                                                         65
        43     Spherion Corp. *                                                                               334
        31     TeleTech Holdings, Inc. *                                                                      293
         8     Tyler Technologies, Inc. *                                                                      72
         8     Valassis Communications, Inc. *                                                                248

                                                                                                  ---------------
                                                                                                            4,177
               CHEMICALS -- 2.4%
         4     Aceto Corp.                                                                                     55
         9     Albemarle Corp.                                                                                312
        10     Cabot Microelectronics Corp. *                                                                 370
         8     Cytec Industries, Inc.                                                                         392
        12     FMC Corp. *                                                                                    559
        25     Georgia Gulf Corp.                                                                           1,110
         2     HB Fuller Co.                                                                                   66
        23     Hercules, Inc. *                                                                               329
        33     IMC Global, Inc. *                                                                             577
         3     Kronos Worldwide, Inc.                                                                         123
         8     NewMarket Corp. *                                                                              163
        11     Octel Corp. (United Kingdom)                                                                   240
         5     OM Group, Inc. *                                                                               197
        36     PolyOne Corp. *                                                                                272
        20     W.R. Grace & Co. *                                                                             185

                                                                                                  ---------------
                                                                                                            4,950
               COMPUTER NETWORKS -- 1.2%
        36     Adaptec, Inc. *                                                                                272
        23     Anixter International, Inc.                                                                    818
        10     Black Box Corp.                                                                                370
        62     Brocade Communications Systems, Inc. *                                                         349
         9     Factset Research Systems, Inc.                                                                 448
        12     SafeNet, Inc. *                                                                                314

                                                                                                  ---------------

                                                                                                            2,571
               COMPUTER SOFTWARE -- 4.3%
        10     Ariba, Inc. *                                                                                   92
         9     Ascential Software Corp. *                                                                     120
        14     Aspen Technology, Inc. *                                                                       100
        19     Atari, Inc. *                                                                                   30
        11     CACI International, Inc., Class A *                                                            582
         6     Cerner Corp. *                                                                                 260
        34     Ciber, Inc. *                                                                                  253
        26     Computer Programs & Systems, Inc.                                                              525
         1     Datastream Systems, Inc. *                                                                       6
        12     Dendrite International, Inc. *                                                                 192
         7     DSP Group, Inc. *                                                                              137
        17     E.piphany, Inc. *                                                                               68
         7     Echelon Corp. *                                                                                 54
         7     EPIQ Systems, Inc. *                                                                           112
         4     FileNet Corp. *                                                                                 77
        15     Hyperion Solutions Corp. *                                                                     510
        12     Informatica Corp. *                                                                             72
        14     Intergraph Corp. *                                                                             386
         9     JDA Software Group, Inc. *                                                                      98
         3     Kronos, Inc. *                                                                                 146
        15     Lexar Media, Inc. *                                                                            127
        10     Magma Design Automation, Inc. *                                                                154
         8     Manhattan Associates, Inc. *                                                                   190
        25     ManTech International Corp., Class A *                                                         466
         6     Manugistics Group, Inc. *                                                                       15
         7     MAPICS, Inc. *                                                                                  59
        21     Mentor Graphics Corp. *                                                                        228
         2     MicroStrategy, Inc., Class A *                                                                  90
        13     MRO Software, Inc. *                                                                           125
         3     PalmSource, Inc. *                                                                              58
        76     Parametric Technology Corp. *                                                                  400
         6     Pegasystems, Inc. *                                                                             38
        22     Per-Se Technologies, Inc. *                                                                    305
        23     Perot Systems Corp., Class A *                                                                 370
        25     Progress Software Corp. *                                                                      493
         1     Quality Systems, Inc. *                                                                         45
         6     Quest Software, Inc. *                                                                          71
        10     Retek, Inc. *                                                                                   45
        37     Secure Computing Corp. *                                                                       281
         2     SPSS, Inc. *                                                                                    20
         3     SRA International, Inc., Class A *                                                             160
         2     SS&C Technologies, Inc.                                                                         45
         2     Stratasys, Inc. *                                                                               63
        20     Take-Two Interactive Software, Inc. *                                                          648
         3     TALX Corp.                                                                                      72
         3     TradeStation Group, Inc. *                                                                      18
        13     Transaction Systems Architects, Inc., Class A *                                                232
         6     webMethods, Inc. *                                                                              33
        23     Wind River Systems, Inc. *                                                                     281

                                                                                                  ---------------
                                                                                                            8,952
               COMPUTERS/COMPUTER HARDWARE -- 1.2%
        10     Advanced Digital Information Corp. *                                                            84
        23     Agilysys, Inc.                                                                                 401
         2     Concurrent Computer Corp. *                                                                      3
         7     Dot Hill Systems Corp. *                                                                        58
         3     Electronics for Imaging, Inc. *                                                                 55
        23     Gateway, Inc. *                                                                                113
        16     Hutchinson Technology, Inc. *                                                                  430
         6     Imagistics International, Inc. *                                                               188
        14     Imation Corp.                                                                                  506
        16     Komag, Inc. *                                                                                  222
         9     PalmOne, Inc. *                                                                                277
         8     RadiSys Corp. *                                                                                105
        55     Silicon Graphics, Inc. *                                                                        79
        21     Sykes Enterprises, Inc. *                                                                       98

                                                                                                  ---------------
                                                                                                            2,619
               CONSTRUCTION -- 0.8%
         2     Beazer Homes USA, Inc.                                                                         246
        39     Champion Enterprises, Inc. *                                                                   400
         5     Dycom Industries, Inc. *                                                                       128
        14     Levitt Corp., Class A                                                                          331
         4     Meritage Corp. *                                                                               314
        10     WCI Communities, Inc. *                                                                        221

                                                                                                  ---------------
                                                                                                            1,640
               CONSTRUCTION MATERIALS -- 1.6%
         4     Ameron International Corp.                                                                     138
         6     Eagle Materials, Inc.                                                                          456
         9     ElkCorp                                                                                        241
        13     NCI Building Systems, Inc. *                                                                   421
         5     Texas Industries, Inc.                                                                         252
        45     Universal Forest Products, Inc.                                                              1,553
        12     USG Corp. *                                                                                    222

                                                                                                  ---------------
                                                                                                            3,283
               CONSUMER PRODUCTS -- 1.0%
        12     American Greetings Corp., Class A *                                                            301
         2     CSS Industries, Inc.                                                                            50
        36     Revlon, Inc., Class A *                                                                         90
         5     Stanley Furniture Company, Inc.                                                                198
         5     Toro Co.                                                                                       348
        21     Tupperware Corp.                                                                               350
        18     Universal Corp.                                                                                790

                                                                                                  ---------------
                                                                                                            2,127
               CONSUMER SERVICES -- 1.0%
        11     Alderwoods Group, Inc. (Canada) *                                                              109
         9     Arbitron, Inc. *                                                                               311
        29     Exult, Inc. *                                                                                  153
         5     First Health Group Corp. *                                                                      84
         2     MemberWorks, Inc. *                                                                             42
        48     Rent-Way, Inc. *                                                                               329

        11     Sotheby's Holdings, Inc., Class A *                                                            171
         8     SOURCECORP, Inc. *                                                                             179
         8     Startek, Inc.                                                                                  254
        46     Stewart Enterprises, Inc., Class A *                                                           320
         9     The GEO Group, Inc. *                                                                          184

                                                                                                  ---------------
                                                                                                            2,136
               DISTRIBUTION -- 0.2%
         5     Building Material Holding Corp.                                                                135
        10     WESCO International, Inc. *                                                                    252

                                                                                                  ---------------
                                                                                                              387
               ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.9%
         2     Analogic Corp.                                                                                  96
         2     BEI Technologies, Inc.                                                                          60
         5     Bel Fuse, Inc., Class B                                                                        169
        15     Benchmark Electronics, Inc. *                                                                  437
         8     Checkpoint Systems, Inc. *                                                                     125
        16     CTS Corp.                                                                                      203
         7     Electro Scientific Industries, Inc. *                                                          116
        13     Encore Wire Corp. *                                                                            169
         2     FARO Technologies, Inc. *                                                                       39
         1     Innovex, Inc. *                                                                                  4
        10     Integrated Electrical Services, Inc. *                                                          47
        10     Itron, Inc. *                                                                                  175
         4     MTS Systems Corp.                                                                               77
         1     Pemstar, Inc. *                                                                                  2
         7     Planar Systems, Inc. *                                                                          78
        14     Power-One, Inc. *                                                                               93
        22     Rayovac Corp. *                                                                                566
         7     ROFIN-SINAR Technologies, Inc. *                                                               203
        16     Stoneridge, Inc. *                                                                             231
        15     Sypris Solutions, Inc.                                                                         202
        14     Trimble Navigation LTD *                                                                       430
        24     TTM Technologies, Inc. *                                                                       217
         8     Valence Technology, Inc. *                                                                      28
        10     Watts Water Technologies, Inc., Class A                                                        279
         4     Zygo Corp. *                                                                                    37

                                                                                                  ---------------
                                                                                                            4,083
               ENGINEERING SERVICES -- 0.3%
         6     URS Corp. *                                                                                    147
        14     Washington Group International, Inc. *                                                         477

                                                                                                  ---------------
                                                                                                              624
               ENTERTAINMENT/LEISURE -- 2.4%
        22     AMC Entertainment, Inc. * +                                                                    425
        11     Ameristar Casinos, Inc.                                                                        321
         8     Argosy Gaming Co. *                                                                            302
         4     Aztar Corp. *                                                                                  117
         1     Bally Total Fitness Holding Corp. *                                                              3
         5     Brunswick Corp.                                                                                224
        16     Callaway Golf Co.                                                                              170
        14     Carmike Cinemas, Inc.                                                                          475

         3     Isle of Capri Casinos, Inc. *                                                                   62
        13     K2, Inc. *                                                                                     179
         8     Macrovision Corp. *                                                                            197
        14     Multimedia Games, Inc. *                                                                       211
        17     Navigant International, Inc. *                                                                 269
        13     Penn National Gaming, Inc. *                                                                   537
        14     Pinnacle Entertainment, Inc. *                                                                 190
        40     Scientific Games Corp., Class A *                                                              761
        20     Thor Industries, Inc.                                                                          532

                                                                                                  ---------------
                                                                                                            4,975
               ENVIRONMENTAL SERVICES -- 0.2%
        10     Duratek, Inc. *                                                                                174
         3     Metal Management, Inc. *                                                                        62
         7     Tetra Tech, Inc. *                                                                              82
         4     Waste Connections, Inc. *                                                                      124

                                                                                                  ---------------
                                                                                                              442
               FINANCIAL SERVICES -- 1.8%
        12     Accredited Home Lenders Holding Co. *                                                          474
         5     Advanta Corp., Class B                                                                         123
         8     Affiliated Managers Group, Inc. *                                                              424
         5     Coinstar, Inc. *                                                                               126
        14     CompuCredit Corp. *                                                                            261
         2     Credit Acceptance Corp. *                                                                       40
         3     Education Lending Group, Inc. *                                                                 38
         2     Encore Capital Group, Inc. *                                                                    40
         4     eSpeed, Inc., Class A *                                                                         40
         4     Euronet Worldwide, Inc. *                                                                       71
         4     ITLA Capital Corp. *                                                                           176
        13     Knight Trading Group, Inc., Class A *                                                          122
        15     New Century Financial Corp. *                                                                  908
        52     Safeguard Scientifics, Inc. *                                                                   97
        15     World Acceptance Corp. *                                                                       351
         8     WSFS Financial Corp.                                                                           400

                                                                                                  ---------------
                                                                                                            3,691
               FOOD/BEVERAGE PRODUCTS -- 1.0%
        40     Chiquita Brands International, Inc. *                                                          705
        11     Corn Products International, Inc.                                                              493
         7     Flowers Foods, Inc.                                                                            189
         4     J & J Snack Foods Corp. *                                                                      163
        15     Sanderson Farms, Inc.                                                                          495

                                                                                                  ---------------
                                                                                                            2,045
               HEALTH CARE/HEALTH CARE SERVICES -- 6.7%
        13     Align Technology, Inc. *                                                                       197
        16     Alliance Imaging, Inc. *                                                                       120
         9     Animas Corp. *                                                                                 147
        14     Apria Healthcare Group, Inc. *                                                                 387
         6     Arrow International, Inc.                                                                      179
         5     ArthroCare Corp. *                                                                             132
        38     Beverly Enterprises, Inc. *                                                                    284
         6     Biosite, Inc. *                                                                                313

        11     Centene Corp. *                                                                                472
        23     CONMED Corp. *                                                                                 608
         7     CTI Molecular Imaging, Inc. *                                                                   58
         1     Curative Health Services, Inc. *                                                                 3
         9     Diagnostic Products Corp.                                                                      347
        50     Encore Medical Corp. *                                                                         247
         4     Epix Medical, Inc. *                                                                            77
         7     Genesis HealthCare Corp. *                                                                     216
        26     Gentiva Health Services *                                                                      422
         3     Immucor, Inc. *                                                                                 66
        17     Inveresk Research Group, Inc. *                                                                613
         4     Inverness Medical Innovations, Inc. *                                                           87
        40     Kindred Healthcare, Inc. *                                                                     982
        21     Kyphon, Inc. *                                                                                 519
        22     Mariner Health Care, Inc. *                                                                    629
        11     Mentor Corp.                                                                                   354
         5     Merit Medical Systems, Inc. *                                                                   79
        36     NeuroMetrix, Inc. *                                                                            363
         4     Ocular Sciences, Inc. *                                                                        211
       103     Orthovita, Inc. *                                                                              459
        22     Owens & Minor, Inc.                                                                            561
        36     Palatin Technologies, Inc. *                                                                   106
        17     Pediatrix Medical Group, Inc. *                                                                907
         3     Possis Medical, Inc. *                                                                          45
        16     Province Healthcare Co. *                                                                      324
        37     PSS World Medical, Inc. *                                                                      366
        10     Sierra Health Services, Inc. *                                                                 498
        17     Sola International, Inc. *                                                                     331
        32     Steris Corp. *                                                                                 698
         4     SurModics, Inc. *                                                                               95
        11     Symbion, Inc. *                                                                                169
         4     TECHNE Corp. *                                                                                 157
        23     United Surgical Partners International, Inc. *                                                 804
        21     VISX, Inc. *                                                                                   437

                                                                                                  ---------------
                                                                                                           14,069
               HOTELS/OTHER LODGING -- 0.1%
        19     La Quinta Corp. *                                                                              147

               INDUSTRIAL COMPONENTS -- 0.3%
         6     Hexcel Corp. *                                                                                  79
        40     Lennox International, Inc.                                                                     599

                                                                                                  ---------------
                                                                                                              678
               INSURANCE -- 2.4%
         2     AmerUs Group Co.                                                                                94
        10     Argonaut Group, Inc. *                                                                         188
        45     Delphi Financial Group, Inc., Class A                                                        1,792
         9     Direct General Corp.                                                                           268
         0^^   FBL Financial Group, Inc., Class A                                                               8
         9     LandAmerica Financial Group, Inc.                                                              391
         3     NYMAGIC, Inc.                                                                                   55

        60     PMA Capital Corp., Class A *                                                                   456
         8     Selective Insurance Group                                                                      301
         9     Stewart Information Services Corp.                                                             359
         1     The Navigators Group, Inc. *                                                                    18
         2     United Fire & Casualty Co.                                                                     109
         6     Vesta Insurance Group, Inc.                                                                     28
        21     Zenith National Insurance Corp.                                                                884

                                                                                                  ---------------
                                                                                                            4,951
               INTERNET SERVICES/SOFTWARE -- 2.3%
        17     AsiaInfo Holdings, Inc. (China) *                                                               81
         1     Blue Coat Systems, Inc. *                                                                       19
        94     CMGI, Inc. *                                                                                   114
        34     CNET Networks, Inc. *                                                                          311
         5     Corillian Corp. *                                                                               22
         7     Digital Insight Corp. *                                                                         95
        31     Digitas, Inc. *                                                                                236
        32     DoubleClick, Inc. *                                                                            190
        81     EarthLink, Inc. *                                                                              834
         5     Equinix, Inc. *                                                                                145
        49     Homestore, Inc. *                                                                              113
         3     Infospace, Inc. *                                                                              161
        14     Internet Security Systems, Inc. *                                                              231
         2     Interwoven, Inc. *                                                                              13
        10     iPass, Inc. *                                                                                   59
         9     j2 Global Communications, Inc. *                                                               269
        12     Lionbridge Technologies, Inc. *                                                                 99
        48     LookSmart LTD *                                                                                 70
        13     Mindspeed Technologies, Inc. *                                                                  25
         7     Netegrity, Inc. *                                                                               54
        11     Openwave Systems, Inc. *                                                                        93
         4     PC-Tel, Inc. *                                                                                  29
         8     Portal Software, Inc. *                                                                         23
         7     ProQuest Co. *                                                                                 190
         8     Redback Networks, Inc. *                                                                        40
        36     SupportSoft, Inc. *                                                                            349
        21     United Online, Inc. *                                                                          200
        19     Valueclick, Inc. *                                                                             176
        12     WebEx Communications, Inc. *                                                                   264
         9     Websense, Inc. *                                                                               371

                                                                                                  ---------------
                                                                                                            4,876
               LEASING -- 0.3%
        22     GATX Corp.                                                                                     594
         5     Interpool, Inc.                                                                                 84

                                                                                                  ---------------
                                                                                                              678
               MACHINERY & ENGINEERING EQUIPMENT -- 2.3%
        57     Applied Industrial Technologies, Inc.                                                        2,042
        13     Astec Industries, Inc. *                                                                       250
        17     Cascade Corp.                                                                                  466
        14     Flowserve Corp. *                                                                              334
         7     NACCO Industries, Inc., Class A                                                                611

         4     Sauer-Danfoss, Inc.                                                                             67
         6     Tecumseh Products Co., Class A                                                                 264
         8     The Manitowoc Co., Inc.                                                                        291
        10     UNOVA, Inc. *                                                                                  136
        14     York International Corp.                                                                       436

                                                                                                  ---------------
                                                                                                            4,897
               MANUFACTURING -- 2.5%
         9     Albany International Corp., Class A                                                            253
         8     Armor Holdings, Inc. *                                                                         312
        16     Barnes Group, Inc.                                                                             440
         6     Cyberoptics Corp. *                                                                             85
         3     ESCO Technologies, Inc. *                                                                      197
        16     Fleetwood Enterprises, Inc. *                                                                  249
        20     Griffon Corp. *                                                                                422
        15     JLG Industries, Inc.                                                                           255
        15     Joy Global, Inc.                                                                               526
        16     Lincoln Electric Holdings, Inc.                                                                495
         8     NN, Inc.                                                                                        96
         5     Penn Engineering & Manufacturing Corp.                                                          97
        21     Quanex Corp.                                                                                 1,071
        13     Terex Corp. *                                                                                  556
        15     Walter Industries, Inc.                                                                        242

                                                                                                  ---------------
                                                                                                            5,296
               METALS/MINING -- 0.6%
        30     Commercial Metals Co.                                                                        1,189
         7     Valmont Industries, Inc.                                                                       146

                                                                                                  ---------------
                                                                                                            1,335
               MULTI-MEDIA -- 0.6%
         4     Digital Generation Systems, Inc. *                                                               5
        10     Emmis Communications Corp., Class A *                                                          181
         9     Gray Television, Inc.                                                                          108
         9     Insight Communications Co., Inc. *                                                              77
         9     Journal Register Co. *                                                                         171
        40     Lodgenet Entertainment Corp. *                                                                 532
        19     World Wrestling Entertainment, Inc.                                                            237

                                                                                                  ---------------
                                                                                                            1,311
               OFFICE/BUSINESS EQUIPMENT -- 0.5%
         2     General Binding Corp. *                                                                         34
        23     Global Imaging Systems, Inc. *                                                                 699
         8     United Stationers, Inc. *                                                                      330

                                                                                                  ---------------
                                                                                                            1,063
               OIL & GAS -- 6.6%
         7     Black Hills Corp.                                                                              189
         5     Callon Petroleum Co. *                                                                          61
        12     Cimarex Energy Co. *                                                                           405
         7     Comstock Resources, Inc. *                                                                     136
        32     Denbury Resources, Inc. *                                                                      803
        23     Energen Corp.                                                                                1,206
         5     Energy Partners LTD *                                                                           85
         2     Giant Industries, Inc. *                                                                        46

        16     Gulf Island Fabrication, Inc.                                                                  355
        12     Hanover Compressor Co. *                                                                       167
         7     Headwaters, Inc. *                                                                             225
        12     Helmerich & Payne, Inc.                                                                        344
        40     Houston Exploration Co. *                                                                    2,391
         6     Hydril Co. *                                                                                   258
        59     Key Energy Services, Inc. *                                                                    648
        12     Lone Star Technologies, Inc. *                                                                 465
         4     Magnum Hunter Resources, Inc. *                                                                 40
        11     Mission Resources Corp. *                                                                       67
        19     Oceaneering International, Inc. *                                                              693
         8     Oil States International, Inc. *                                                               150
         4     Penn Virginia Corp.                                                                            154
         1     Quicksilver Resources, Inc. *                                                                   33
        34     Southern Union Co. *                                                                           697
        19     Southwest Gas Corp.                                                                            450
        38     Southwestern Energy Co. *                                                                    1,595
         9     Stone Energy Corp. *                                                                           415
        21     Tesoro Petroleum Corp. *                                                                       611
        11     Todco, Class A *                                                                               198
        12     Veritas DGC, Inc. *                                                                            280
        27     Vintage Petroleum, Inc.                                                                        542
         5     World Fuel Services Corp.                                                                      165

                                                                                                  ---------------
                                                                                                           13,874
               PACKAGING -- 0.6%
        70     Crown Holdings, Inc. *                                                                         718
        13     Silgan Holdings, Inc.                                                                          615

                                                                                                  ---------------
                                                                                                            1,333
               PAPER/FOREST PRODUCTS -- 0.2%
         6     Schweitzer-Mauduit International, Inc.                                                         198
        18     Wausau-Mosinee Paper Corp.                                                                     294

                                                                                                  ---------------
                                                                                                              492
               PHARMACEUTICALS -- 3.9%
        20     Able Laboratories, Inc. *                                                                      380
        36     Adolor Corp. *                                                                                 405
        12     Alkermes, Inc. *                                                                               143
         4     Antigenics, Inc. *                                                                              27
        19     AtheroGenics, Inc. *                                                                           628
        51     Auxilium Pharmaceuticals, Inc. *                                                               437
       273     AVANIR Pharmaceuticals, Class A *                                                              774
         4     Bradley Pharmaceuticals, Inc. *                                                                 83
        10     Corixa Corp. *                                                                                  40
        49     Cubist Pharmaceuticals, Inc. *                                                                 483
        90     Cypress Bioscience, Inc. *                                                                   1,056
         6     Dendreon Corp. *                                                                                46
        10     Impax Laboratories, Inc. *                                                                     158
         6     Kos Pharmaceuticals, Inc. *                                                                    207
        14     Ligand Pharmaceuticals, Inc., Class B *                                                        136
         7     Medicines Co. *                                                                                157
         1     NeighborCare, Inc. *                                                                            25

         4     NPS Pharmaceuticals, Inc. *                                                                     78
         8     Onyx Pharmaceuticals, Inc. *                                                                   331
         8     Par Pharmaceutical Companies, Inc. *                                                           273
        12     PolyMedica Corp.                                                                               354
        10     Rigel Pharmaceuticals, Inc. *                                                                  261
         3     Tanox, Inc. *                                                                                   47
        24     United Therapeutics Corp. *                                                                    852
        25     Valeant Pharmaceuticals International                                                          613
        15     Vertex Pharmaceuticals, Inc. *                                                                 155

                                                                                                  ---------------
                                                                                                            8,149
               PRINTING & PUBLISHING -- 0.3%
        32     Bowne & Co., Inc.                                                                              409
        10     John H. Harland Co.                                                                            314

                                                                                                  ---------------
                                                                                                              723
               REAL ESTATE -- 0.1%
         3     LNR Property Corp.                                                                             204

               REAL ESTATE INVESTMENT TRUST -- 7.0%
        25     Affordable Residential Communities, Inc.                                                       361
         3     Alexandria Real Estate Equities, Inc.                                                          179
        70     American Financial Realty Trust                                                                991
        28     American Home Mortgage Investment Corp.                                                        781
        29     Anthracite Capital, Inc.                                                                       318
        16     Capital Automotive Real Estate Investment Trust                                                485
        56     CarrAmerica Realty Corp.                                                                     1,829
        12     Entertainment Properties Trust                                                                 454
        50     Equity Inns, Inc.                                                                              495
        13     Gables Residential Trust                                                                       430
        53     Government Properties Trust, Inc.                                                              505
        14     Highwoods Properties, Inc.                                                                     349
        12     IMPAC Mortgage Holdings, Inc.                                                                  305
        56     InnKeepers USA Trust                                                                           702
         7     LaSalle Hotel Properties                                                                       188
        27     Lexington Corporate Properties Trust                                                           581
        34     LTC Properties, Inc.                                                                           608
        43     Meristar Hospitality Corp. *                                                                   233
        26     MFA Mortgage Investments, Inc.                                                                 239
        30     Mid-America Apartment Communities, Inc.                                                      1,149
         4     National Health Investors, Inc.                                                                114
        19     NovaStar Financial, Inc.                                                                       815
         4     Parkway Properties, Inc.                                                                       200
        25     Pennsylvania Real Estate Investment Trust                                                      978
        36     RAIT Investment Trust                                                                          982
        17     Saul Centers, Inc.                                                                             562

                                                                                                  ---------------
                                                                                                           14,833
               RESTAURANTS/FOOD SERVICES -- 1.4%
        11     CBRL Group, Inc.                                                                               393
         3     CEC Entertainment, Inc. *                                                                      121
        27     CKE Restaurants, Inc. *                                                                        302
         2     Jack in the Box, Inc. *                                                                         51

        49     Landry's Restaurants, Inc.                                                                   1,332
         7     Rare Hospitality International, Inc. *                                                         189
        34     Ryan's Restaurant Group, Inc. *                                                                508

                                                                                                  ---------------
                                                                                                            2,896
               RETAILING -- 5.0%
         7     1-800-FLOWERS.COM, Inc., Class A *                                                              59
       100     Aaron Rents, Inc.                                                                            2,178
        30     Aeropostale, Inc. *                                                                            783
        26     Asbury Automotive Group, Inc. *                                                                355
        24     Brookstone, Inc. *                                                                             455
         5     Brown Shoe Co., Inc.                                                                           125
        54     Cash America International, Inc.                                                             1,319
         7     Charlotte Russe Holding, Inc. *                                                                 75
        90     Charming Shoppes, Inc. *                                                                       637
         3     Electronics Boutique Holdings Corp. *                                                           92
        10     Genesco, Inc. *                                                                                236
        20     Goody's Family Clothing, Inc.                                                                  168
         4     Group 1 Automotive, Inc. *                                                                      95
        38     Hollywood Entertainment Corp. *                                                                375
        10     Hot Topic, Inc. *                                                                              164
        12     Insight Enterprises, Inc. *                                                                    207
         2     Jo-Ann Stores, Inc. *                                                                           45
         2     Linens 'N Things, Inc. *                                                                        46
         9     MarineMax, Inc. *                                                                              200
         2     Movado Group, Inc.                                                                              32
         5     Movie Gallery, Inc.                                                                             91
         4     Nash-Finch Co.                                                                                 113
         1     Party City Corp. *                                                                              10
         9     Pathmark Stores, Inc. *                                                                         44
        21     ShopKo Stores, Inc. *                                                                          357
        28     Stein Mart, Inc. *                                                                             420
         9     The Children's Place Retail Stores, Inc. *                                                     210
        18     The J. Jill Group, Inc. *                                                                      349
        18     The Pantry, Inc. *                                                                             453
         4     The Sports Authority, Inc. *                                                                    84
         7     Too, Inc. *                                                                                    123
         6     Trans World Entertainment Corp. *                                                               55
         7     United Auto Group, Inc.                                                                        171
        48     Winn-Dixie Stores, Inc.                                                                        147
        12     Zale Corp. *                                                                                   332

                                                                                                  ---------------
                                                                                                           10,605
               SEMI-CONDUCTORS -- 2.8%
         7     Actel Corp. *                                                                                  102
         3     ADE Corp. * +                                                                                   58
         4     Artisan Components, Inc. *                                                                     105
         7     Asyst Technologies, Inc. *                                                                      36
         5     ATMI, Inc. *                                                                                   100
        11     August Technology Corp. *                                                                       77
        38     Axcelis Technologies, Inc. *                                                                   311
        14     Brooks Automation, Inc. *                                                                      201

         0^^   Ceva, Inc. *                                                                                     3
        21     Cirrus Logic, Inc. *                                                                            98
        31     Credence Systems Corp. *                                                                       224
        12     Cymer, Inc. *                                                                                  329
         6     Diodes, Inc. *                                                                                 165
        15     ESS Technology, Inc. *                                                                         103
         6     Exar Corp. *                                                                                    81
         5     Genesis Microchip, Inc. *                                                                       61
        28     Integrated Silicon Solutions, Inc. *                                                           201
         7     IXYS Corp. *                                                                                    53
         7     Kopin Corp. *                                                                                   27
        13     Lattice Semiconductor Corp. *                                                                   63
        15     LTX Corp. *                                                                                     84
        17     Mattson Technology, Inc. *                                                                     133
        23     Micrel, Inc. *                                                                                 243
        17     Microsemi Corp. *                                                                              244
         5     MKS Instruments, Inc. *                                                                         78
        15     Mykrolis Corp. *                                                                               149
        11     Omnivision Technologies, Inc. *                                                                150
        87     ON Semiconductor Corp. *                                                                       272
        19     Photronics, Inc. *                                                                             319
        19     Pixelworks, Inc. *                                                                             189
         5     Power Integrations, Inc. *                                                                     100
        12     Semitool, Inc. *                                                                                93
        20     Silicon Image, Inc. *                                                                          254
        38     Silicon Storage Technology, Inc. *                                                             244
         2     Siliconix, Inc. *                                                                               79
        34     Skyworks Solutions, Inc. *                                                                     324
         3     Supertex, Inc. *                                                                                66
        29     Transmeta Corp. *                                                                               36
         2     Ultratech, Inc. *                                                                               36
         6     Varian Semiconductor Equipment Associates, Inc. *                                              198
        58     Vitesse Semiconductor Corp. *                                                                  158
         1     White Electronic Designs Corp. *                                                                 4
         7     Zoran Corp. *                                                                                  113

                                                                                                  ---------------
                                                                                                            5,964
               SHIPPING/TRANSPORTATION -- 0.1%
         9     Swift Transportation Co., Inc. *                                                               151

               STEEL -- 1.2%
        78     AK Steel Holding Corp. * +                                                                     638
         5     Gibraltar Steel Corp.                                                                          192
        11     Reliance Steel & Aluminum Co.                                                                  443
        13     Ryerson Tull, Inc.                                                                             227
         5     Schnitzer Steel Industries, Inc., Class A                                                      150
        23     Steel Dynamics, Inc.                                                                           884

                                                                                                  ---------------
                                                                                                            2,534
               TELECOMMUNICATIONS -- 2.2%
        16     Aeroflex, Inc. *                                                                               174

         1     Aether Systems, Inc. *                                                                           2
        50     Alamosa Holdings, Inc. *                                                                       385
        30     Arris Group, Inc. *                                                                            155
        23     Aspect Communications *                                                                        229
        10     Boston Communications Group *                                                                   85
        22     Centennial Communications Corp. *                                                              129
        99     Cincinnati Bell, Inc. *                                                                        345
         3     Commonwealth Telephone Enterprises, Inc. *                                                     139
         4     Computer Network Technology Corp. *                                                             17
        17     CT Communications, Inc.                                                                        240
        20     Extreme Networks, Inc. *                                                                        90
        42     Finisar Corp. *                                                                                 55
         7     Hypercom Corp. *                                                                                53
         3     Interdigital Communications Corp. *                                                             44
         8     Intrado, Inc. *                                                                                 81
        46     ITC DeltaCom, Inc. *                                                                           201
        29     MasTec, Inc. *                                                                                 154
        33     MRV Communications, Inc. *                                                                      83
         9     NETGEAR, Inc. *                                                                                115
         1     Network Equipment Technologies, Inc. *                                                           3
        33     Primus Telecommunications Group, Inc. *                                                         49
       126     PTEK Holdings, Inc. *                                                                        1,078
         2     Raindance Communications, Inc. *                                                                 3
        32     Symmetricom, Inc. *                                                                            303
         8     Talk America Holdings, Inc. *                                                                   44
        14     Tekelec *                                                                                      230
        22     Time Warner Telecom, Inc., Class A *                                                           103
        20     Westell Technologies, Inc., Class A *                                                          103

                                                                                                  ---------------
                                                                                                            4,692
               TELECOMMUNICATIONS EQUIPMENT -- 0.7%
         4     Audiovox Corp., Class A *                                                                       74
         7     Brightpoint, Inc. *                                                                            126
        17     C-COR.net Corp. *                                                                              145
         1     Centillium Communications, Inc. *                                                                1
         2     Comtech Telecommunications *                                                                    65
       111     Corvis Corp. *                                                                                  88
         6     Ditech Communications Corp. *                                                                  134
        22     Inter-Tel, Inc.                                                                                474
        14     Remec, Inc. *                                                                                   67
        49     RF Micro Devices, Inc. *                                                                       313
        14     Terayon Communications Systems, Inc. *                                                          29
         0^^   Tollgrade Communications, Inc. *                                                                 3

                                                                                                  ---------------
                                                                                                            1,519
               TEXTILES -- 0.5%
        34     Angelica Corp.                                                                                 851
        10     UniFirst Corp.                                                                                 289

                                                                                                  ---------------
                                                                                                            1,140
               TIRE & RUBBER -- 0.6%
        39     Cooper Tire & Rubber Co.                                                                       779
        45     Goodyear Tire & Rubber Co. *                                                                   480

                                                                                                  ---------------

                                                                                                            1,259
               TOYS & GAMES -- 0.6%
         0^^   Action Performance Companies, Inc.                                                               0
        32     RC2 Corp. *                                                                                  1,036
         8     Steinway Musical Instruments, Inc. *                                                           207

                                                                                                  ---------------
                                                                                                            1,243
               TRANSPORTATION -- 1.6%
         6     Arkansas Best Corp.                                                                            212
        22     Genesee & Wyoming, Inc., Class A *                                                             544
         8     Offshore Logistics, Inc. *                                                                     286
         4     Old Dominion Freight Line, Inc. *                                                              127
        14     Overseas Shipholding Group, Inc.                                                               704
        22     RailAmerica, Inc. *                                                                            245
        28     SCS Transportation, Inc. *                                                                     527
         9     The Greenbrier Companies, Inc.                                                                 204
         4     US Xpress Enterprises, Inc. *                                                                   80
        22     Werner Enterprises, Inc.                                                                       427

                                                                                                  ---------------
                                                                                                            3,356
               UTILITIES -- 2.2%
        21     Aquila, Inc. *                                                                                  66
        17     Atmos Energy Corp.                                                                             426
        16     Avista Corp.                                                                                   282
        58     CMS Energy Corp. *                                                                             548
        15     El Paso Electric Co. *                                                                         243
        11     IDACORP, Inc.                                                                                  305
         1     MGE Energy, Inc.                                                                                41
        22     New Jersey Resources Corp.                                                                     891
         0^^   Nicor, Inc.                                                                                     11
        29     PNM Resources, Inc.                                                                            653
         0^^   SEMCO Energy, Inc.                                                                               2
        49     Sierra Pacific Resources *                                                                     440
         5     South Jersey Industries, Inc.                                                                  234
         1     UIL Holdings Corp.                                                                              69
        21     UniSource Energy Corp.                                                                         506

                                                                                                  ---------------
                                                                                                            4,717
               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                        203,965
               (Cost $194,312)
               --------------------------------------------------------------------------------------------------
               INVESTMENT COMPANY -- 0.2%
        25     Technology Investment Capital Corp.                                                            345
               (Cost $348)
               --------------------------------------------------------------------------------------------------
               Total Long-Term Investments                                                                204,310
               (Cost $194,660)
               --------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 2.9%

               U.S. TREASURY SECURITY -- 0.2%
$      475     U.S. Treasury Notes & Bonds, 2.13%, 10/31/04 +                                                 475
               (Cost $475)
               --------------------------------------------------------------------------------------------------

SHARES
               MONEY MARKET FUND -- 2.7%
     5,615     JPMorgan Prime Money Market Fund (a) +                                                       5,615
               (Cost $5,615)

               --------------------------------------------------------------------------------------------------
               Total Short-Term Investments                                                                 6,090
               (Cost $6,090)

-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.9%                                                         $       210,400
               (COST $200,750)
               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                   177

               NET ASSETS - 100%                                                                          210,577
-----------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $210,577.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                            NOTIONAL     UNREALIZED
  NUMBER                                                    VALUE AT    APPRECIATION
    OF                                       EXPIRATION      9/30/04   (DEPRECIATION)
CONTRACTS   DESCRIPTION                         DATE          (USD)         (USD)
-------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
    22      Russell 2000 Index             December, 2004   $  6,314   $     136

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                 GROSS          GROSS       NET UNREALIZED
 AGGREGATE    UNREALIZED     UNREALIZED      APPRECIATION
   COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------
$  200,750   $     22,452   $    (12,802)   $        9,650

ABBREVIATIONS:

*   - Non-income producing security.
^^  - Amount rounds to less than one thousand.
+   - All or portion of this security is segregated with the custodian for futures contracts.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
USD - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                            JPMORGAN U.S. EQUITY FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C)JPMorgan Chase & Co., 2004.

JPMORGAN U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 97.5%

               COMMON STOCKS -- 97.5%
               AEROSPACE -- 1.7%
        57     Lockheed Martin Corp.                                                              $         3,196
        53     United Technologies Corp.                                                                    4,958

                                                                                                  ---------------
                                                                                                            8,154
               APPAREL -- 1.5%
        71     Jones Apparel Group, Inc.                                                                    2,528
        60     Nike, Inc., Class B                                                                          4,752

                                                                                                  ---------------
                                                                                                            7,280
               AUTOMOTIVE -- 0.8%
        65     Ford Motor Co. (l)                                                                             909
        25     General Motors Corp.                                                                         1,049
        37     Johnson Controls, Inc.                                                                       2,090

                                                                                                  ---------------
                                                                                                            4,048
               BANKING -- 3.0%
        45     FirstMerit Corp. (l)                                                                         1,186
        56     North Fork Bancorporation, Inc. (l)                                                          2,476
       132     The Bank of New York Co., Inc.                                                               3,853
       117     Wells Fargo & Co.                                                                            6,988

                                                                                                  ---------------
                                                                                                           14,503
               BIOTECHNOLOGY -- 2.1%
        92     Amgen, Inc. *                                                                                5,204
        27     Biogen Idec, Inc. * (l)                                                                      1,633
        91     Gilead Sciences, Inc. *                                                                      3,396

                                                                                                  ---------------
                                                                                                           10,233
               BUSINESS SERVICES -- 1.2%
       111     Accenture LTD (Bermuda), Class A *                                                           3,016
        70     First Data Corp.                                                                             3,053

                                                                                                  ---------------
                                                                                                            6,069
               CHEMICALS -- 2.3%
        22     Air Products & Chemicals, Inc.                                                               1,218
       155     Praxair, Inc.                                                                                6,638
        71     The Dow Chemical Co.                                                                         3,212

                                                                                                  ---------------
                                                                                                           11,068
               COMPUTER NETWORKS -- 1.4%
       373     Cisco Systems, Inc. *                                                                        6,750
               COMPUTER SOFTWARE -- 4.6%
        18     Electronic Arts, Inc. *                                                                        819
       448     Microsoft Corp.                                                                             12,396
       587     Oracle Corp. *                                                                               6,626
        77     Take-Two Interactive Software, Inc. * (l)                                                    2,529

                                                                                                  ---------------

                                                                                                           22,370
               COMPUTERS/COMPUTER HARDWARE -- 3.4%
       168     Dell, Inc. *                                                                                 5,982
       164     Hewlett-Packard Co.                                                                          3,083
        67     International Business Machines Corp.                                                        5,763
        20     Lexmark International, Inc., Class A *                                                       1,714

                                                                                                  ---------------
                                                                                                           16,542
               CONSTRUCTION -- 0.2%
        21     Lennar Corp., Class A                                                                        1,009
               CONSTRUCTION MATERIALS -- 0.2%
        21     Masco Corp.                                                                                    735
               CONSUMER PRODUCTS -- 3.6%
        96     Altria Group, Inc.                                                                           4,516
       160     Procter & Gamble Co.                                                                         8,678
       105     The Gillette Co.                                                                             4,373

                                                                                                  ---------------
                                                                                                           17,567
               DIVERSIFIED -- 6.0%
       519     General Electric Co.                                                                        17,422
       387     Tyco International LTD (Bermuda)                                                            11,879

                                                                                                  ---------------
                                                                                                           29,301
               ENTERTAINMENT/LEISURE -- 0.9%
        62     Carnival Corp.                                                                               2,937
        41     International Game Technology                                                                1,463

                                                                                                  ---------------
                                                                                                            4,400
               FINANCIAL SERVICES -- 12.1%
        95     CIT Group, Inc.                                                                              3,559
       477     Citigroup, Inc.                                                                             21,053
        77     Countrywide Financial Corp.                                                                  3,040
       147     Freddie Mac                                                                                  9,587
       134     MBNA Corp.                                                                                   3,379
       276     Morgan Stanley                                                                              13,587
       576     The Charles Schwab Corp.                                                                     5,293

                                                                                                  ---------------
                                                                                                           59,498
               FOOD/BEVERAGE PRODUCTS -- 3.2%
        72     Anheuser-Busch Companies, Inc.                                                               3,606
        92     PepsiCo, Inc.                                                                                4,478
       192     The Coca-Cola Co.                                                                            7,701

                                                                                                  ---------------
                                                                                                           15,785
               HEALTH CARE/HEALTH CARE SERVICES -- 3.2%
        11     Aetna, Inc.                                                                                  1,099
        23     Anthem, Inc. * (l)                                                                           1,997
        60     Baxter International, Inc.                                                                   1,942
       100     Boston Scientific Corp. *                                                                    3,969
        70     Guidant Corp.                                                                                4,611
        52     HCA, Inc.                                                                                    1,980

                                                                                                  ---------------
                                                                                                           15,598
               HOTELS/OTHER LODGING -- 1.0%
        84     Hilton Hotels Corp.                                                                          1,590
        28     Marriott International, Inc., Class A                                                        1,470
        35     Starwood Hotels & Resorts Worldwide, Inc.                                                    1,602

                                                                                                  ---------------
                                                                                                            4,662

               INSURANCE -- 5.0%
       117     AMBAC Financial Group, Inc.                                                                  9,324
        28     American International Group, Inc.                                                           1,904
       122     RenaissanceRe Holdings LTD (Bermuda)                                                         6,303
       192     Willis Group Holdings LTD (United Kingdom)                                                   7,173

                                                                                                  ---------------
                                                                                                           24,704
               INTERNET SERVICES/SOFTWARE -- 0.6%
        31     eBay, Inc. *                                                                                 2,823
               MACHINERY & ENGINEERING EQUIPMENT -- 0.6%
        39     Caterpillar, Inc.                                                                            3,138
               MANUFACTURING -- 0.7%
        62     Cooper Industries LTD, Class A                                                               3,658
               METALS/MINING -- 0.7%
       101     Alcoa, Inc.                                                                                  3,399
               MULTI-MEDIA -- 3.7%
        41     Gannett Co., Inc.                                                                            3,401
        73     The E.W. Scripps Co., Class A                                                                3,497
       130     Time Warner, Inc. *                                                                          2,105
       277     Viacom, Inc., Class B                                                                        9,294

                                                                                                  ---------------
                                                                                                           18,297
               OIL & GAS -- 7.2%
        30     Anadarko Petroleum Corp.                                                                     1,985
        45     Baker Hughes, Inc.                                                                           1,985
        63     ChevronTexaco Corp.                                                                          3,374
        35     ConocoPhillips                                                                               2,892
        57     Cooper Cameron Corp. * (l)                                                                   3,115
        52     Devon Energy Corp.                                                                           3,683
       248     Exxon Mobil Corp.                                                                           11,965
       110     Rowan Companies, Inc. *                                                                      2,911
        75     Unocal Corp.                                                                                 3,225

                                                                                                  ---------------
                                                                                                           35,135
               PHARMACEUTICALS -- 7.8%
        98     Eli Lilly & Co.                                                                              5,872
        94     Forest Laboratories, Inc. *                                                                  4,233
       172     Johnson & Johnson                                                                            9,674
        56     Medicis Pharmaceutical Corp., Class A (l)                                                    2,198
        24     OSI Pharmaceuticals, Inc. * (l)                                                              1,500
       268     Pfizer, Inc.                                                                                 8,206
       131     Schering-Plough Corp.                                                                        2,501
        38     Sepracor, Inc. * (l)                                                                         1,873
        63     Wyeth                                                                                        2,340

                                                                                                  ---------------
                                                                                                           38,397
               RESTAURANTS/FOOD SERVICES -- 1.2%
       116     McDonald's Corp.                                                                             3,252
        59     Yum! Brands, Inc.                                                                            2,381

                                                                                                  ---------------
                                                                                                            5,633
               RETAILING -- 5.8%
        44     Federated Department Stores, Inc.                                                            1,999
       101     Home Depot, Inc.                                                                             3,975

        88     Kohl's Corp. *                                                                               4,226
        62     Lowe's Companies, Inc.                                                                       3,375
        74     Staples, Inc.                                                                                2,192
       100     Target Corp.                                                                                 4,505
       158     Wal-Mart Stores, Inc.                                                                        8,379

                                                                                                  ---------------
                                                                                                           28,651
               SEMI-CONDUCTORS -- 2.1%
       126     Altera Corp. *                                                                               2,463
        79     Analog Devices, Inc.                                                                         3,045
       249     Intel Corp.                                                                                  4,991

                                                                                                  ---------------
                                                                                                           10,499
               SHIPPING/TRANSPORTATION -- 1.3%
        40     CSX Corp.                                                                                    1,318
        64     United Parcel Service, Inc., Class B                                                         4,851

                                                                                                  ---------------
                                                                                                            6,169
               STEEL -- 0.2%
        30     United States Steel Corp. (l)                                                                1,140
               TELECOMMUNICATIONS -- 3.6%
        75     Nextel Communications, Inc., Class A *                                                       1,778
       203     SBC Communications, Inc.                                                                     5,268
       129     Sprint Corp. - FON Group (l)                                                                 2,598
       203     Verizon Communications, Inc.                                                                 7,985

                                                                                                  ---------------
                                                                                                           17,629
               TELECOMMUNICATIONS EQUIPMENT -- 1.5%
       135     Corning, Inc. *                                                                              1,497
       162     Motorola, Inc.                                                                               2,928
        74     QUALCOMM, Inc.                                                                               2,889

                                                                                                  ---------------
                                                                                                            7,314
               TOYS & GAMES -- 0.3%
        84     Mattel, Inc.                                                                                 1,525
               UTILITIES -- 2.8%
        57     Dominion Resources, Inc.                                                                     3,732
        52     FPL Group, Inc.                                                                              3,518
        74     Pinnacle West Capital Corp.                                                                  3,065
        68     PPL Corp.                                                                                    3,218

                                                                                                  ---------------
                                                                                                           13,533

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                        477,216
               (Cost $396,482)
               --------------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-----------------------------------------------------------------------------------------------------------------
             SHORT - TERM INVESTMENTS - 2.8%

               U.S. TREASURY SECURITY -- 0.2%
$      950     U.S. Treasury Notes & Bonds, 1.75%, 12/31/04 +@                                                950
               (Cost $951)
               --------------------------------------------------------------------------------------------------

  SHARES
-----------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 2.6%
    13,006     JPMorgan Prime Money Market Fund (a) +                                                      13,006
               (Cost $13,006)
               --------------------------------------------------------------------------------------------------
               Total Short - Term Investments                                                              13,956
               (Cost $13,957)
-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.3%                                                        $       491,172
               (COST $410,439)
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)%                                             (1,404)
               NET ASSETS -- 100.0%                                                                       489,768
-----------------------------------------------------------------------------------------------------------------

         Percentages indicated are based on net assets of $489,768.

   PRINCIPAL
    AMOUNT
     (USD)       COLLATERAL INVESTMENTS                                            VALUE
------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT (c)
$      16,334    Cantor Fitzgerald Securities, Inc., 1.92%, dated 9/30/04,
                 due 10/01/04, proceeds $16,335, secured by U.S. Government
                 Agency Securities                                                  16,334
------------------------------------------------------------------------------------------
                                                                                $   16,334
------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                           NOTIONAL     UNREALIZED
     NUMBER                                                                VALUE AT    APPRECIATION/
       OF                                               EXPIRATION          9/30/04    (DEPRECIATION)
    CONTRACTS    DESCRIPTION                               DATE              (USD)         (USD)
-----------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
          45     S&P 500 Index                          December, 2004     $  12,543     $    (32)

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                 GROSS          GROSS        NET UNREALIZED
 AGGREGATE     UNREALIZED     UNREALIZED      APPRECIATION
   COST       APPRECIATION   DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------
$   410,439   $     89,448   $     (8,715)   $       80,733

ABBREVIATIONS:

*     - Non-income producing security.
@     - Security is fully or partially segregated with brokers as initial margin for futures contracts.
+ All or portion of this security is segregated with the custodian for futures contracts.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(c)   - Investment of cash collateral for portfolio securities on loan.
(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD   - United States Dollars.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                        JPMORGAN DISCIPLINED EQUITY FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS--98.8%

               COMMON STOCKS -- 98.8%
               AEROSPACE -- 2.3%
        47     Lockheed Martin Corp.                                                              $         2,627
        56     Northrop Grumman Corp.                                                                       3,002
        58     United Technologies Corp.                                                                    5,389

                                                                                                  ---------------
                                                                                                           11,018
               APPAREL -- 1.0%
        58     Jones Apparel Group, Inc.                                                                    2,073
        36     Nike, Inc., Class B                                                                          2,797

                                                                                                  ---------------
                                                                                                            4,870
               AUTOMOTIVE -- 1.3%
       131     Ford Motor Co.                                                                               1,833
        35     General Motors Corp.                                                                         1,483
        28     Johnson Controls, Inc.                                                                       1,574
        23     Lear Corp.                                                                                   1,236

                                                                                                  ---------------
                                                                                                            6,126
               BANKING -- 6.0%
       138     Bank of America Corp.                                                                        5,980
         4     Comerica, Inc.                                                                                 261
        10     Doral Financial Corp. (Puerto Rico)                                                            419
        15     First Horizon National Corp.                                                                   642
        20     GreenPoint Financial Corp.                                                                     911
        53     KeyCorp                                                                                      1,672
        11     Marshall & Ilsley Corp.                                                                        431
        27     Mellon Financial Corp.                                                                         742
        31     North Fork Bancorporation, Inc.                                                              1,396
       130     The Bank of New York Co., Inc.                                                               3,804
         8     U.S. Bancorp                                                                                   243
       107     Wachovia Corp.                                                                               5,042
       118     Wells Fargo & Co.                                                                            7,054
        14     Zions Bancorporation                                                                           842

                                                                                                  ---------------
                                                                                                           29,439
               BIOTECHNOLOGY -- 1.5%
        82     Amgen, Inc. *                                                                                4,641
         4     Biogen Idec, Inc. *                                                                            251
        49     Gilead Sciences, Inc. *                                                                      1,832
        24     Medimmune, Inc. *                                                                              557

                                                                                                  ---------------
                                                                                                            7,281
               BROADCASTING/CABLE -- 0.1%
        18     EchoStar Communications Corp., Class A *                                                       557
               BUSINESS SERVICES -- 1.1%
        48     Computer Sciences Corp. *                                                                    2,261

        56     First Data Corp.                                                                             2,419
        36     SunGard Data Systems, Inc. *                                                                   860

                                                                                                  ---------------
                                                                                                            5,540
               CHEMICALS -- 1.9%
        30     Air Products & Chemicals, Inc.                                                               1,615
        11     Eastman Chemical Co.                                                                           528
        73     Praxair, Inc.                                                                                3,115
        24     Rohm & Haas Co.                                                                              1,023
        63     The Dow Chemical Co.                                                                         2,833

                                                                                                  ---------------
                                                                                                            9,114
               COMPUTER NETWORKS -- 1.5%
       362     Cisco Systems, Inc. *                                                                        6,549
        26     Juniper Networks, Inc. *                                                                       604

                                                                                                  ---------------
                                                                                                            7,153
               COMPUTER SOFTWARE -- 4.6%
       558     Microsoft Corp.                                                                             15,428
       507     Oracle Corp. *                                                                               5,720
        41     Take-Two Interactive Software, Inc. *                                                        1,357

                                                                                                  ---------------
                                                                                                           22,505
               COMPUTERS/COMPUTER HARDWARE -- 3.5%
       189     Dell, Inc. *                                                                                 6,733
       106     Hewlett-Packard Co.                                                                          1,989
        68     International Business Machines Corp.                                                        5,847
        22     Lexmark International, Inc., Class A *                                                       1,840
        10     NCR Corp. *                                                                                    481

                                                                                                  ---------------
                                                                                                           16,890
               CONSTRUCTION -- 0.4%
        20     Centex Corp.                                                                                   999
         2     D.R. Horton, Inc.                                                                               50
         3     KB Home                                                                                        270
        10     Lennar Corp., Class A                                                                          457

                                                                                                  ---------------
                                                                                                            1,776
               CONSTRUCTION MATERIALS -- 0.2%
        23     Masco Corp.                                                                                    798
               CONSUMER PRODUCTS -- 4.2%
       147     Altria Group, Inc.                                                                           6,910
       183     Procter & Gamble Co.                                                                         9,882
        91     The Gillette Co.                                                                             3,811

                                                                                                  ---------------
                                                                                                           20,603
               DIVERSIFIED -- 4.9%
       533     General Electric Co.                                                                        17,899
       201     Tyco International LTD (Bermuda)                                                             6,150

                                                                                                  ---------------
                                                                                                           24,049
               ENTERTAINMENT/LEISURE -- 0.5%
        45     Carnival Corp.                                                                               2,138
        10     International Game Technology                                                                  352

                                                                                                  ---------------
                                                                                                            2,490
               FINANCIAL SERVICES -- 9.0%
        51     CIT Group, Inc.                                                                              1,888
       348     Citigroup, Inc.                                                                             15,355

        75     Countrywide Financial Corp.                                                                  2,946
        32     Fannie Mae                                                                                   2,035
        60     Freddie Mac                                                                                  3,882
        32     Goldman Sachs Group, Inc.                                                                    3,012
        16     Legg Mason, Inc.                                                                               852
       114     MBNA Corp.                                                                                   2,875
       148     Morgan Stanley                                                                               7,296
        10     State Street Corp.                                                                             423
       248     The Charles Schwab Corp.                                                                     2,277
        47     Washington Mutual, Inc.                                                                      1,852

                                                                                                  ---------------
                                                                                                           44,693
               FOOD/BEVERAGE PRODUCTS -- 3.1%
        57     Anheuser-Busch Companies, Inc.                                                               2,832
         4     Kellogg Co.                                                                                    179
        72     PepsiCo, Inc.                                                                                3,493
        15     Sysco Corp.                                                                                    437
       200     The Coca-Cola Co.                                                                            7,998

                                                                                                  ---------------
                                                                                                           14,939
               HEALTH CARE/HEALTH CARE SERVICES -- 3.7%
        26     Aetna, Inc.                                                                                  2,618
        26     Anthem, Inc. *                                                                               2,295
       105     Boston Scientific Corp. *                                                                    4,151
         4     CIGNA Corp.                                                                                    251
        68     Guidant Corp.                                                                                4,510
        67     HCA, Inc.                                                                                    2,537
         4     UnitedHealth Group, Inc.                                                                       310
        16     WellPoint Health Networks, Inc. *                                                            1,629
         0     Zimmer Holdings, Inc. *                                                                         24

                                                                                                  ---------------
                                                                                                           18,325
               HOTELS/OTHER LODGING -- 0.7%
        79     Hilton Hotels Corp.                                                                          1,485
        20     Marriott International, Inc., Class A                                                        1,039
        17     Starwood Hotels & Resorts Worldwide, Inc.                                                      808

                                                                                                  ---------------
                                                                                                            3,332
               INDUSTRIAL COMPONENTS -- 0.2%
        21     SPX Corp.                                                                                      754
               INSURANCE -- 4.6%
        50     AMBAC Financial Group, Inc.                                                                  3,998
        51     American International Group, Inc.                                                           3,454
         2     Assurant, Inc.                                                                                  39
        62     Genworth Financial, Inc., Class A                                                            1,454
        54     Hartford Financial Services Group, Inc.                                                      3,319
        34     MBIA, Inc.                                                                                   1,962
         6     Metlife, Inc.                                                                                  228
         7     Protective Life Corp.                                                                          291
        90     The Allstate Corp.                                                                           4,300
        34     The St. Paul Travelers Companies, Inc.                                                       1,117
        12     Torchmark Corp.                                                                                638
        35     W.R. Berkley Corp.                                                                           1,463

                                                                                                  ---------------
                                                                                                           22,263

               INTERNET SERVICES/SOFTWARE -- 0.6%
        32     eBay, Inc. *                                                                                 2,960
               MACHINERY & ENGINEERING EQUIPMENT -- 1.1%
        35     Caterpillar, Inc.                                                                            2,832
        38     Deere & Co.                                                                                  2,446

                                                                                                  ---------------
                                                                                                            5,278
               MANUFACTURING -- 0.8%
         8     3M Co.                                                                                         640
        31     Cooper Industries LTD, Class A                                                               1,846
        21     Eaton Corp.                                                                                  1,357
         1     ITT Industries, Inc.                                                                           104

                                                                                                  ---------------
                                                                                                            3,947
               METALS/MINING -- 0.5%
        79     Alcoa, Inc.                                                                                  2,647
               MULTI-MEDIA -- 3.8%
       100     Fox Entertainment Group, Inc., Class A *                                                     2,785
        47     Gannett Co., Inc.                                                                            3,895
        39     The E.W. Scripps Co., Class A                                                                1,883
       100     The Walt Disney Co.                                                                          2,248
        42     Time Warner, Inc. *                                                                            670
         2     Tribune Co.                                                                                     66
       210     Viacom, Inc., Class B                                                                        7,047

                                                                                                  ---------------
                                                                                                           18,594
               OIL & GAS -- 7.2%
        28     Anadarko Petroleum Corp.                                                                     1,878
        60     Baker Hughes, Inc.                                                                           2,601
        75     ChevronTexaco Corp.                                                                          4,034
        70     ConocoPhillips                                                                               5,775
        29     Cooper Cameron Corp. *                                                                       1,612
        16     Devon Energy Corp.                                                                           1,101
       253     Exxon Mobil Corp.                                                                           12,212
        49     Pride International, Inc. *                                                                    964
        44     Rowan Companies, Inc. *                                                                      1,159
        76     Unocal Corp.                                                                                 3,277
        14     Valero Energy Corp.                                                                          1,107

                                                                                                  ---------------
                                                                                                           35,720
               PACKAGING -- 0.2%
        42     Smurfit-Stone Container Corp. *                                                                812
               PHARMACEUTICALS -- 7.8%
        82     Eli Lilly & Co.                                                                              4,942
        82     Forest Laboratories, Inc. *                                                                  3,702
         8     Hospira, Inc. *                                                                                257
       156     Johnson & Johnson                                                                            8,804
        41     Medicis Pharmaceutical Corp., Class A                                                        1,589
        33     Merck & Co., Inc.                                                                            1,089
        15     OSI Pharmaceuticals, Inc. *                                                                    916
       326     Pfizer, Inc.                                                                                 9,964
       107     Schering-Plough Corp.                                                                        2,036
        26     Sepracor, Inc. *                                                                             1,273
        35     Watson Pharmaceuticals, Inc. *                                                               1,016
        75     Wyeth                                                                                        2,820

                                                                                                  ---------------

                                                                                                           38,408
               PIPELINES -- 0.1%
        63     Dynegy, Inc., Class A *                                                                        313
               REAL ESTATE INVESTMENT TRUST -- 0.4%
         1     Apartment Investment & Management Co., Class                                                    17
               A
        14     CarrAmerica Realty Corp.                                                                       445
        21     Equity Office Properties Trust                                                                 564
         6     Kimco Realty Corp.                                                                             323
         3     MACK-CALI Realty Corp.                                                                         124
        19     ProLogis                                                                                       663

                                                                                                  ---------------
                                                                                                            2,136
               RESTAURANTS/FOOD SERVICES -- 1.2%
       150     McDonald's Corp.                                                                             4,197
         9     Wendy's International, Inc.                                                                    312
        34     Yum! Brands, Inc.                                                                            1,382

                                                                                                  ---------------
                                                                                                            5,891
               RETAILING -- 6.0%
        28     Abercrombie & Fitch Co., Class A                                                               895
        15     Bed Bath & Beyond, Inc. *                                                                      568
        16     CVS Corp.                                                                                      674
        21     Family Dollar Stores, Inc.                                                                     556
        26     Federated Department Stores, Inc.                                                            1,163
        17     Foot Locker, Inc.                                                                              408
       154     Home Depot, Inc.                                                                             6,051
        49     Kohl's Corp. *                                                                               2,342
        70     Lowe's Companies, Inc.                                                                       3,799
         3     Ross Stores, Inc.                                                                               66
        30     Staples, Inc.                                                                                  898
        66     Target Corp.                                                                                 2,996
        16     The Gap, Inc.                                                                                  295
        13     The May Department Stores Co.                                                                  323
         5     The TJX Companies, Inc.                                                                        106
       154     Wal-Mart Stores, Inc.                                                                        8,171

                                                                                                  ---------------
                                                                                                           29,311
               SEMI-CONDUCTORS -- 2.8%
       104     Altera Corp. *                                                                               2,035
        81     Analog Devices, Inc.                                                                         3,122
         9     Broadcom Corp., Class A *                                                                      240
       237     Intel Corp.                                                                                  4,744
        63     Intersil Corp., Class A                                                                      1,000
        47     Novellus Systems, Inc. *                                                                     1,258
        48     Xilinx, Inc.                                                                                 1,307

                                                                                                  ---------------
                                                                                                           13,706
               SHIPPING/TRANSPORTATION -- 1.1%
        61     CSX Corp.                                                                                    2,015
         4     FedEx Corp.                                                                                    317
        41     Norfolk Southern Corp.                                                                       1,222
        26     United Parcel Service, Inc., Class B                                                         1,959
                                                                                                  ---------------

                                                                                                            5,513
               STEEL -- 0.5%
        62     United States Steel Corp.                                                                    2,329
               TELECOMMUNICATIONS -- 3.8%
       110     Nextel Communications, Inc., Class A *                                                       2,618
       164     SBC Communications, Inc.                                                                     4,266
       127     Sprint Corp. - FON Group                                                                     2,548
        45     Tellabs, Inc. *                                                                                410
       216     Verizon Communications, Inc.                                                                 8,518

                                                                                                  ---------------
                                                                                                           18,360
               TELECOMMUNICATIONS EQUIPMENT -- 1.4%
       144     Corning, Inc. *                                                                              1,590
       126     Motorola, Inc.                                                                               2,264
        72     QUALCOMM, Inc.                                                                               2,815

                                                                                                  ---------------
                                                                                                            6,669
               TOYS & GAMES -- 0.4%
        85     Hasbro, Inc.                                                                                 1,602
         8     Mattel, Inc.                                                                                   138

                                                                                                  ---------------
                                                                                                            1,740
               UTILITIES -- 2.8%
        23     Consolidated Edison, Inc.                                                                      984
        28     Dominion Resources, Inc.                                                                     1,847
        19     Edison International                                                                           490
        23     Entergy Corp.                                                                                1,364
        26     FPL Group, Inc.                                                                              1,749
        34     PG&E Corp. *                                                                                 1,024
        53     Pinnacle West Capital Corp.                                                                  2,212
        32     PPL Corp.                                                                                    1,486
         9     SCANA Corp.                                                                                    317
         9     Wisconsin Energy Corp.                                                                         271
       119     XCEL Energy, Inc.                                                                            2,063

                                                                                                  ---------------
                                                                                                           13,807

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                        482,656
               (Cost $366,171)
               --------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.3%
               U.S. TREASURY SECURITIES -- 0.1%
               U.S. Treasury Notes & Bonds,
       500       1.50%, 07/31/05 +@                                                                           497
       100       1.63%, 01/31/05 +@                                                                           100

               --------------------------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                                                 597
               (Cost $598)

               --------------------------------------------------------------------------------------------------

               MONEY MARKET FUND -- 1.2%
     5,890     JPMorgan Prime Money Market Fund (a) +                                                       5,890
               (Cost $5,890)
               --------------------------------------------------------------------------------------------------
               Total Short-Term Investments                                                                 6,487
               ($6,488)
               --------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%                                                        $       489,143
               (COST $372,659)

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                                (451)
               NET ASSETS - 100.0%                                                                $       488,692

               Percentages indicated are based on net assets of $488,692.

For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                 GROSS          GROSS       NET UNREALIZED
 AGGREGATE    UNREALIZED     UNREALIZED      APPRECIATION/
   COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------
$  372,659   $    121,298   $     (4,814)   $      116,484

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                            NOTIONAL     UNREALIZED
  NUMBER                                                    VALUE AT    APPRECIATION
    OF                                       EXPIRATION      9/30/04   (DEPRECIATION)
CONTRACTS   DESCRIPTION                         DATE          (USD)         (USD)
-------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
    23      S&P 500 Index                  December, 2004   $  6,411       $     (24)

ABBREVIATIONS:

*   -  Non-income producing security.
^^  -  Amount rounds to less than one thousand.
+   -  All or a portion of this security is segregated for TBA, when issued, delayed delivery securities or swaps.
@   -  Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
USD -  United States Dollar

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         J.P. Morgan Institutional Funds
            --------------------------------------------------------------------

By (Signature and Title)             /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                     Stephanie J. Dorsey, Treasurer

Date                                 November 19, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                     Stephanie J. Dorsey, Treasurer

Date                                 November 19, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)             /s/ George C.W. Gatch
                        --------------------------------------------------------
                                     George C.W. Gatch, President

Date                                 November 23, 2004
    ----------------------------------------------------------------------------